UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  August 31, 2014

Item 1. Reports to Stockholders.

ORINDA FUNDS

Semi-Annual Report
August 31, 2014

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A Shares – OHEAX
Class I Shares – OHEIX

Orinda SkyView Macro Opportunities Fund
Class A Shares – OMOAX
Class I Shares – OMOIX

Table of Contents

Orinda SkyView Multi-Manager Hedged Equity Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	14
Schedule of Options Written	22
Schedule of Open Futures Contracts	22
Orinda SkyView Macro Opportunities Fund
Sector Allocation of Portfolio Assets	23
Schedule of Investments	24
Schedule of Securities Sold Short	30
Schedule of Options Written	32
Schedule of Futures Contracts	33
Financial Statements
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets
Orinda SkyView Multi-Manager Hedged Equity Fund	40
Orinda SkyView Macro Opportunities Fund	42
Statement of Cash Flows
Orinda SkyView Multi-Manager Hedged Equity Fund	43
Orinda SkyView Macro Opportunities Fund	44
Financial Highlights
Orinda SkyView Multi-Manager Hedged Equity Fund	45
Orinda SkyView Macro Opportunities Fund	47
Notes to the Financial Statements	49
Expense Example	71
Notice to Shareholders	73
Approval of Investment Sub-Advisory Agreement
Orinda SkyView Macro Opportunities Fund	74
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3%	Shares	Value
Consumer Discretionary - 17.6%
Advance Auto Parts, Inc.*	9,000	$1,227,780
American Eagle Outfitters, Inc.*	30,000	422,400
Ascent Capital Group, Inc.^*	2,786	173,874
Black Diamond, Inc.^*	90,621	768,466
Cabela’s, Inc.^*	2,250	137,295
Cablevision Systems Corp.*	8,972	166,072
Chico’s FAS, Inc.*	13,080	206,664
China Automotive Systems, Inc.	16,733	154,613
Chuy’s Holdings, Inc.^*	15,772	414,804
Coach, Inc.	10,000	368,300
Crocs, Inc.^*	50,000	772,500
Deckers Outdoor Corp.^*	11,495	1,060,299
DIRECTV^*	32,600	2,818,270
Dorman Products, Inc.^*	7,047	315,917
E-Commerce China Dangdang, Inc. - ADR^†	28,338	392,198
Expedia, Inc.*	1,990	170,941
Five Below, Inc.^	10,441	423,487
Francesca’s Holdings Corp.^*	52,823	739,522
General Motors Co.*	30,000	1,044,000
Gentherm, Inc.^*	6,003	293,246
Harman International Industries, Inc.*	1,693	194,830
HomeAway, Inc.^	8,454	280,673
Jumei International Holding Ltd. - ADR^†	12,492	381,880
Lear Corp.	1,943	196,496
LKQ Corp.^*	34,632	983,549
Magna International, Inc.†*	1,730	196,303
Marcus Corp.	9,271	168,825
Marriott International, Inc.*	2,678	185,853
National CineMedia, Inc.*	11,200	163,520
Quiksilver, Inc.^	100,000	291,000
RetailMeNot, Inc.^	23,461	437,548
Shutterfly, Inc.^*	6,130	312,691
Skullcandy, Inc.^	21,223	175,939
Target Corp.*	13,500	810,945
Under Armour, Inc.^*	7,667	524,116
Walt Disney Co.*	1,879	168,884
Xueda Education Group - ADR†*	158,236	579,144
		18,122,844

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Consumer Staples - 2.5%
CVS Caremark Corp.*	24,600	$1,954,470
Molson Coors Brewing Co.*	2,343	173,265
Sanderson Farms, Inc.*	1,564	145,952
The Fresh Market, Inc.^*	8,485	282,975
		2,556,662
Energy - 4.1%
Advantage Oil & Gas Ltd.^†	34,805	214,747
Callon Petroleum Co.^*	15,744	168,933
Canadian Natural Resources Ltd.†*	3,793	165,185
Cimarex Energy Co.*	1,286	186,676
Comstock Resources, Inc.*	6,637	161,810
Dril-Quip, Inc.^*	4,324	438,756
EOG Resources, Inc.*	1,498	164,600
Geospace Technologies Corp.^	4,315	177,433
Green Plains, Inc.*	5,269	235,472
Nabors Industries Ltd.†*	6,095	165,845
Natural Gas Services Group^	6,760	200,637
Northern Oil and Gas, Inc.^	10,479	176,571
Oceaneering International, Inc.	7,285	506,745
Patterson UTI Energy, Inc.*	5,177	178,814
Precision Drilling Corp.†*	12,341	156,854
Rex American Resources Corp.^	947	101,168
Seventy Seven Energy, Inc.^	388	9,106
SM Energy Co.	2,220	197,669
Warren Resources, Inc.^	25,372	163,649
Whiting Petroleum Corp.^*	2,114	195,883
World Fuel Services Corp.*	5,180	229,888
		4,196,441
Financials - 9.2%
Affiliated Managers Group, Inc.^*	2,647	558,914
AmTrust Financial Services, Inc.*	3,706	163,175
Arlington Asset Investment Corp.*	5,908	167,905
Aspen Insurance Holdings Ltd.†*	3,380	143,718
Berkshire Hathaway, Inc. - Class B^*	9,000	1,235,250
BofI Holding, Inc.^*	10,099	777,522
East West Bancorp, Inc.*	52	1,812

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Evercore Partners, Inc.*	14,200	$727,466
FirstService Corp.†*	8,946	491,046
FXCM, Inc.	2,403	34,819
Greenlight Capital Re Ltd.^†*	30,356	1,038,479
Independent Bank Group, Inc.	5,012	253,657
Oak Ridge Financial Services, Inc.^*~	10,900	78,807
Portfolio Recovery Associates, Inc.^	664	37,735
Reinsurance Group of America, Inc.	2,274	188,697
Signature Bank^*	9,510	1,126,555
Summit Financial Group, Inc.^*	12,311	129,142
Symetra Financial Corp.*	7,377	179,556
Third Point Reinsurance Ltd.^†	26,451	405,229
Virtus Investment Partners, Inc.*	6,918	1,547,487
Voya Financial, Inc.	4,441	173,599
VSB Bancorp, Inc.*	3,691	42,816
		9,503,386
Health Care - 6.8%
Abaxis, Inc.*	3,329	158,960
ABIOMED, Inc.^*	10,130	263,886
Acadia Pharmaceuticals, Inc.^*	17,719	424,902
Alexion Pharmaceuticals, Inc.^*	838	141,865
Align Technology, Inc.^*	1,940	105,652
Amgen, Inc.*	1,331	185,515
Anika Therapeutics, Inc.^*	3,422	143,724
BioMarin Pharmaceutical, Inc.^*	7,409	527,669
Edwards Lifesciences Corp.^*	1,918	190,381
ExamWorks Group, Inc.^	29,819	982,536
Gilead Sciences, Inc.^*	1,800	193,644
HCA Holdings, Inc.^*	2,529	176,575
Health Net, Inc.^	3,950	186,440
Hospira, Inc.^	3,065	164,713
ICON PLC^†	3,308	163,878
Impax Laboratories, Inc.^*	5,039	124,161
Insulet Corp.^	10,921	394,357
LifePoint Hospitals, Inc.^*	2,167	162,092
Mallinckrodt Public Limited Co.^†	2,060	167,869

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Health Care - 6.8% (Continued)
Masimo Corp.^*	5,449	$122,276
PDL BioPharma, Inc.	16,853	170,047
Puma Biotechnology, Inc.^	3,649	950,601
Quintiles Transnational Holdings, Inc.^	2,996	168,136
Repligen Corp.^*	9,957	189,780
Taro Pharmaceutical Industries Ltd.^†	1,092	175,987
Teva Pharmaceutical Industries Ltd. - ADR†	3,459	181,667
Zeltiq Aesthetics, Inc.^*	6,750	141,817
		6,959,130
Industrials - 11.0%
Advisory Board Co.^*	9,887	490,395
Argan, Inc.*	4,501	180,265
Blount International, Inc.^*	11,223	179,344
Canadian National Railway Co.†*	2,350	168,871
China Ming Yang Wind Power Group - ADR^†	88,464	273,354
CRA International, Inc.^*	13,033	350,718
Delta Air Lines, Inc.*	5,566	220,302
Echo Global Logistics, Inc.^*	10,600	275,176
Graco, Inc.*	1,940	149,108
H & E Equipment Services, Inc.*	3,966	162,249
HEICO Corp.	3,842	199,054
Huron Consulting Group, Inc.^*	6,263	378,786
IHS, Inc.^*	6,408	912,948
InnerWorkings, Inc.^*	15,948	138,269
Kirby Corp.^*	1,348	160,803
Landstar System, Inc.	7,084	480,756
Lockheed Martin Corp.*	914	159,036
Manpower, Inc.*	1,901	147,480
MasTec, Inc.^*	8,570	261,385
Meritor, Inc.^*	12,680	172,828
Norfolk Southern Corp.*	1,487	159,109
Patrick Industries, Inc.^	2,795	116,524
Paylocity Holding Corp.^	5,158	117,241
Power Solutions International, Inc.^	849	58,029
Rexnord Corp.^	6,382	186,418
Southwest Airlines Co.*	5,424	173,622

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Industrials - 11.0% (Continued)
The Middleby Corp.^*	7,166	$617,924
TransDigm Group, Inc.*	7,474	1,405,037
United Rentals, Inc.^*	1,651	194,240
WageWorks, Inc.^	2,987	123,244
Waste Connections, Inc.*	12,779	626,938
XPO Logistics, Inc.^	13,606	421,378
Xylem, Inc.*	44,300	1,650,618
		11,311,449
Information Technology - 20.5%
21Vianet Group, Inc. - ADR^†	9,331	254,830
Amkor Technology, Inc.^*	17,440	181,376
Apple, Inc.*	8,785	900,462
Baidu, Inc. - ADR^†	3,252	697,619
Barracuda Networks, Inc.^*	5,616	139,558
Benchmark Electronics, Inc.^*	6,260	154,184
Blackhawk Network Holdings, Inc.^*	4,780	131,307
Borderfree, Inc.^	4,985	69,840
Brightcove, Inc.^*	17,970	109,258
Broadcom Corp.*	4,091	161,104
Cardtronics, Inc.^*	7,480	265,540
ChipMOS TECHNOLOGIES (Bermuda) Ltd.†	23,603	564,820
Cirrus Logic, Inc.^*	6,747	163,142
CommScope Holding Co., Inc.^*	6,772	174,447
Concur Technologies, Inc.^*	4,202	421,797
DTS, Inc.^*	8,062	192,601
Electronic Arts, Inc.^*	5,526	209,104
Envestnet, Inc.^	11,486	528,471
EPAM Systems, Inc.^	4,616	173,792
Euronet Worldwide, Inc.^*	3,296	175,677
Everyday Health, Inc.^	13,352	194,405
F5 Networks, Inc.^	1,454	180,572
Facebook, Inc.^	8,492	635,371
Fairchild Semiconductor International Co.^*	10,204	179,080
Fleetmatics Group PLC^†	6,956	228,296
Google, Inc.^	2,719	1,583,437
Hewlett-Packard Co.*	5,453	207,214

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Information Technology - 20.5% (Continued)
Hollysys Automation Technologies Ltd.^†	24,234	$534,844
IAC/InterActiveCorp	8,263	575,022
Informatica Corp.^*	9,330	317,733
Integrated Device Technology, Inc.^*	12,359	203,306
InterDigital, Inc.*	5,438	241,284
International Rectifier Corp.^*	7,720	304,168
InvenSense, Inc.^	24,954	645,061
IPG Photonics Corp.^*	3,436	235,984
Lexmark International, Inc.*	4,289	216,852
Logitech International SA†	10,241	140,916
Logmein, Inc.^*	4,511	190,725
Micron Technology, Inc.^*	6,503	211,998
National Instruments Corp.*	7,500	248,625
NCR Corp.^*	7,170	244,927
Newport Corp.^*	16,680	314,752
NXP Semiconductors NV^†	2,518	172,533
OmniVision Technologies, Inc.^*	35,056	950,368
OSI Systems, Inc.^*	2,820	196,723
Pericom Semiconductor Corp.^	17,772	173,810
Plantronics, Inc.*	6,990	333,633
PTC, Inc.^*	4,124	159,558
Rackspace Hosting, Inc.^*	2,150	74,390
RealPage, Inc.^*	14,137	227,888
RF Micro Devices, Inc.^	14,707	183,396
Rovi Corp.^*	10,990	254,199
Sanmina Corporation^*	7,592	178,260
ServiceSource International, Inc.^	28,440	108,072
Skyworks Solutions, Inc.*	4,957	280,864
Solera Holdings, Inc.*	10,069	613,806
SPS Commerce, Inc.^	7,544	422,011
Textura Corp.^	6,654	191,768
The Ultimate Software Group, Inc.^*	4,847	712,461
VASCO Data Security International, Inc.^*	13,991	206,647
VeriFone Systems, Inc.^*	15,424	538,606
VeriSign, Inc.^	13,053	745,000
ViaSat, Inc.^	4,640	264,202
Webmd Health Corp.^*	2,989	144,518

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 75.3% (Continued)	Shares	Value
Information Technology - 20.5% (Continued)
Yelp, Inc.^	5,034	$414,902
		21,051,116
Materials - 2.2%
A. Schulman, Inc.*	4,516	175,356
Alcoa, Inc.*	11,859	196,978
Dominion Diamond Corp.^†	10,891	147,355
Kaiser Aluminum Corp.*	2,183	175,841
LyondellBasell Industries NV†	1,647	188,334
Monsanto Co.	8,298	959,664
Noranda Aluminum Holding Corp.	39,229	159,662
Silver Standard Resources^†*	13,797	129,278
United States Steel Corp.	4,443	171,722
		2,304,190
Telecommunication Services - 0.5%
IDT Corp.*	8,726	137,085
inContact, Inc.^	41,473	379,893
		516,978
Utilities - 0.9%
Abengoa Yield PLC^†	15,547	623,590
Atlantic Power Corp.†	43,626	172,759
ITC Holdings Corp.*	3,630	135,581
		931,930
TOTAL COMMON STOCKS (Cost $60,482,038)		77,454,126

EXCHANGE-TRADED FUNDS - 0.5%
Market Vectors Gold Miners ETF	9,540	254,623
ProShares VIX Short-Term Futures ETF^	15,000	281,100
TOTAL EXCHANGE-TRADED FUNDS (Cost $701,290)		535,723

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

PURCHASED OPTIONS - 2.2%	Contracts	Value
Call Options - 2.1%
Abercrombie & Fitch Co.
Expiration: January 2015, Exercise Price: $35.00	700	$539,000
American Airlines Group, Inc.
Expiration: January 2015, Exercise Price: $12.00	100	262,500
American Eagle Outfitters, Inc.
Expiration: January 2015, Exercise Price: $11.00	500	158,000
Coach, Inc.
Expiration: January 2015, Exercise Price: $40.00	200	20,000
Crocs, Inc.
Expiration: January 2015, Exercise Price: $10.00	800	440,000
Drill-Quip, Inc.
Expiration: September 2014, Exercise Price: $120.00	35	437
Evercore Partners, Inc.
Expiration: September 2014, Exercise Price: $65.00	70	700
Francesca’s Holdings Corp.
Expiration: September 2014, Exercise Price: $17.50	14	105
Expiration: September 2014, Exercise Price: $20.00	28	210
Expiration: December 2014, Exercise Price: $17.50	21	945
General Motors Corp.
Expiration: January 2015, Exercise Price: $30.00	200	98,000
Geospace Technologies Corp.
Expiration: September 2014, Exercise Price: $60.00	56	700
Expiration: September 2014, Exercise Price: $70.00	28	280
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price: $15.00	275	409,750
Expiration: January 2015, Exercise Price: $21.00	250	227,500
RetailMeNot, Inc.
Expiration: October 2014, Exercise Price: $35.00	42	525
Ultimate Software Group, Inc.
Expiration: October 2014, Exercise Price: $150.00	7	3,647
Verifone Holdings, Inc.
Expiration: January 2015, Exercise Price: $32.00	32	16,320
Total Call Options		2,178,619

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

PURCHASED OPTIONS - 2.2% (Continued)	Contracts	Value
Put Options - 0.1%
GT Advanced Technologies, Inc.
Expiration: October 2014, Exercise Price: $18.00	200	$35,000
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $100.00	260	2,340
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,750.00	14	1,540
Senomyx, Inc.
Expiration: October 2014, Exercise Price: $7.50	8	360
Solazyme, Inc.
Expiration: September 2014, Exercise Price: $7.50	141	1,058
Expiration: September 2014, Exercise Price: $10.00	70	6,125
Expiration: September 2014, Exercise Price: $11.00	35	6,475
Twitter, Inc.
Expiration: September 2014, Exercise Price: $27.00	50	75
Total Put Options		52,973
TOTAL PURCHASED OPTIONS (Cost $2,214,111)		2,231,592

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

SHORT-TERM INVESTMENTS - 32.2%	Shares	Value
MONEY MARKET FUNDS - 32.2%
Fidelity Institutional Treasury
Only Portfolio - Class I, 0.01%+	33,109,417	$33,109,417
TOTAL SHORT-TERM INVESTMENTS - 32.2%
(Cost $33,109,417)		33,109,417
TOTAL INVESTMENTS (Cost $96,506,856) - 110.2%		113,330,858
Liabilities in Excess of Other Assets - (10.2)%		(10,448,054)
TOTAL NET ASSETS - 100.0%		$102,882,804

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of August 31, 2014, the value of these securities was $78,807 or 0.08% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0%	Shares	Value
Consumer Discretionary - 5.4%
Ambow Education Holding - ADR†	17,861	$1,607
AMC Networks, Inc.	1,567	98,055
Apollo Global Management LLC	3,637	88,743
Ascena Retail Group, Inc.	5,360	93,210
Big 5 Sporting Goods Corp.	5,729	58,436
Blue Nile, Inc.	7,093	201,441
Bob Evans Farms, Inc.	1,860	80,761
Buckle, Inc.	6,000	295,080
Burlington Stores, Inc.	2,450	87,391
Cache, Inc.	17,929	16,764
Chegg, Inc.	24,544	169,599
D. R. Horton, Inc.	5,437	117,874
Dillards, Inc.	1,900	217,208
Dixie Group, Inc.	7,939	76,611
Dorman Products, Inc.	2,549	114,272
DreamWorks Animation SKG, Inc. - Class A	3,867	84,436
Elong, Inc. - ADR†	8,436	147,546
Francesca’s Holdings Corp.	6,047	84,658
Fuel Systems Solutions, Inc.	15,956	161,634
Groupon, Inc.	11,187	76,072
Hovnanian Enterprises, Inc.	18,035	75,747
IMAX Corp.†	5,754	159,501
LightInTheBox Holding Co. Ltd. - ADR†	15,479	88,230
Lululemon Athletica, Inc.	3,444	137,519
Morningstar, Inc.	1,380	94,778
New York & Co, Inc.	23,783	80,862
Papa John’s International, Inc.	6,947	275,101
Papa Murphy’s Holdings, Inc.	15,329	134,589
Pinnacle Entertainment, Inc.	28,549	713,440
ReachLocal, Inc.	2,792	14,686
Restoration Hardware Holdings, Inc.	3,850	322,900
RetailMeNot, Inc.	6,111	113,970
Skullcandy, Inc.	37,468	310,610
Sodastream International Ltd.†	2,385	79,516
Tarena International, Inc. - ADR†	13,885	197,584
Tesla Motors, Inc.	290	78,213
Tile Shop Holdings, Inc.	9,043	104,447

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Consumer Discretionary - 5.4% (Continued)
Twenty First Century Fox, Inc.	2,910	$103,072
Ulta Salon, Cosmetics & Fragrance, Inc.	1,130	109,960
ValueVision Media, Inc.	20,797	97,538
		5,563,661
Consumer Staples - 1.8%
22nd Century Group, Inc.	46,535	141,932
Amira Nature Foods Ltd.†	2,610	44,944
B & G Foods, Inc.	3,254	98,271
Boulder Brands, Inc.	6,709	90,303
Coca-Cola Co.	1,630	68,004
Elizabeth Arden, Inc.	12,981	221,975
Fairway Group Holdings Corp.	10,502	47,154
Female Health Co.	20,251	78,169
Keurig Green Mountain, Inc.	350	46,662
Natural Grocers By Vitamin Cottage, Inc.	4,057	74,852
Nu Skin Enterprises, Inc.	1,520	67,974
The Fresh Market, Inc.	3,063	102,151
United Natural Foods, Inc.	3,212	206,499
USANA Health Sciences, Inc.	6,404	467,684
Whole Foods Market, Inc.	2,602	101,842
		1,858,416
Energy - 3.5%
Amyris, Inc.	19,206	81,049
Arch Coal, Inc.	25,232	76,957
Chesapeake Granite Wash Trust	8,300	88,893
Clean Energy Fuels Corp.	29,212	291,244
Dresser-Rand Group, Inc.	1,660	115,038
Eclipse Resources Corp.	9,640	176,316
EXCO Resources, Inc.	25,190	121,668
Geospace Technologies Corp.	2,060	84,707
Glori Energy, Inc.	16,579	110,250
InterOil Corp.†	1,678	101,771
Scorpio Tankers, Inc.†	9,287	88,784
Solazyme, Inc.	178,416	1,673,542
Tetra Technologies, Inc.	7,965	93,987
Tidewater, Inc.	1,952	99,298

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Energy - 3.5%
Willbros Group, Inc.	36,404	$398,260
		3,601,764
Financials - 3.2%
Blue Capital Reinsurance Holdings Ltd.†	17,104	313,516
Calamos Asset Management, Inc.	35,246	454,321
CBOE Holdings, Inc.	2,007	106,421
China Life Insurance Co. Ltd. - ADR†	1,280	54,963
CME Group, Inc.	1,300	99,515
Fidelity Southern Corp.~	53,354	740,020
FXCM, Inc.	6,955	100,778
GFI Group, Inc.	10,753	48,604
Greenhill & Co., Inc.	2,096	102,746
MarketAxess Holdings, Inc.	1,695	99,870
Montpelier Re Holdings Ltd.†	17,169	539,965
NMI Holdings, Inc.	8,256	79,918
Radian Group, Inc.	3,000	43,680
Stonegate Mortgage Corp.	6,187	89,773
Validus Holdings Ltd.†	10,645	416,326
		3,290,416
Health Care - 3.6%
Abaxis, Inc.	1,020	48,705
ABIOMED, Inc.	3,861	100,579
Achillion Pharmaceuticals, Inc.	18,296	211,685
AdCare Health Systems, Inc.	19,628	97,159
Air Methods Corp.	560	32,850
Ampio Pharmaceuticals, Inc.	3,560	16,696
Arena Pharmaceuticals, Inc.	5,165	21,280
Array BioPharma, Inc.	18,203	71,902
Auxilium Pharmaceuticals, Inc.	4,661	86,695
Castlight Health, Inc.	12,665	150,840
Cerus Corp.	21,020	79,035
Clovis Oncology, Inc.	1,219	57,976
Cynosure, Inc. - Class A	4,370	98,456
DENTSPLY International, Inc.	1,850	88,254
Derma Sciences, Inc.	9,401	79,626
ExamWorks Group, Inc.	4,204	138,522

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Health Care - 3.6% (Continued)
Foundation Medicine, Inc.	1,250	$29,087
Kythera Biopharmaceuticals, Inc.	2,979	112,040
MannKind Corp.	34,461	253,977
Mindray Medical International Ltd. - ADR†	1,520	47,485
Northwest Biotherapeutics, Inc.	30,941	180,695
Novadaq Technologies, Inc.†	5,815	75,944
Orexigen Therapeutics, Inc.	18,031	102,777
PhotoMedex, Inc.	2,677	21,898
Staar Surgical Co.	8,894	102,370
Sunesis Pharmaceuticals, Inc.	16,912	126,671
Tetraphase Pharmaceuticals, Inc.	12,234	160,143
Valeant Pharmaceuticals International, Inc.†	6,000	703,800
Vivus, Inc.	6,265	26,877
Vocera Communications, Inc.	5,547	48,703
Zeltiq Aesthetics, Inc.	17,555	368,830
		3,741,557
Industrials - 3.8%
Advisory Board Co.	1,824	90,470
Beacon Roofing Supply, Inc.	2,796	79,742
Brady Corp.	988	26,301
Capstone Turbine Corp.	167,644	209,555
Chart Industries, Inc.	1,037	69,365
Cubic Corp.	2,531	112,984
Diana Shipping, Inc.†	9,574	101,867
DryShips, Inc.†	55,710	183,286
Encore Wire Corp.	2,106	89,400
FuelCell Energy, Inc.	84,968	215,819
GATX Corp.	3,134	207,690
Healthcare Services Group, Inc.	6,380	174,365
Hillenbrand, Inc.	1,820	60,861
Hydrogenics Corp.†	9,999	213,779
Jacobs Engineering Group, Inc.	1,752	94,450
Kelly Services, Inc.	5,363	89,616
KEYW Holding Corp.	23,388	276,680
Layne Christensen Co.	6,144	69,919
MasTec, Inc.	2,863	87,322

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Industrials - 3.8% (Continued)
Ply Gem Holdings, Inc.	6,601	$77,826
Raven Industries, Inc.	2,820	75,181
SolarCity Corp.	4,724	324,444
TAL International Group, Inc.	6,032	266,614
Thermon Group Holdings, Inc.	4,718	128,094
Trex Co., Inc.	5,057	190,143
USG Corp.	3,459	100,207
UTi Worldwide, Inc.†	7,944	72,926
Watsco, Inc.	1,037	95,912
W.W. Grainger, Inc.	396	97,495
		3,882,313
Information Technology - 7.8%
Advanced Energy Industries, Inc.	4,895	94,229
Alcatel-Lucent - ADR†	31,130	106,153
Allot Communications Ltd.†	10,045	108,787
Angie’s List, Inc.	7,996	61,329
ASML Holding NV - ADR†	1,138	109,385
Benefitfocus, Inc.	3,900	128,778
Blackberry Ltd.†	32,648	332,357
Care.com, Inc.	12,071	110,691
China Finance Online Co. Ltd. - ADR†	7,976	74,177
China Mobile Games & Entertainment Group - ADR†	6,425	117,834
ChinaCache International Holdings Ltd. - ADR†	6,020	87,651
Cirrus Logic, Inc.	4,186	101,217
Covisint Corp.	26,644	128,158
Cray, Inc.	1,070	30,185
Cree, Inc.	1,290	58,772
Daktronics, Inc.	8,433	110,978
DragonWave, Inc.†	37,730	56,595
EMCORE Corp.	22,554	98,787
Exar Corp.	8,525	84,994
Fairchild Semiconductor International Co.	5,560	97,578
Finisar Corp.	4,726	95,985
First Solar, Inc.	3,121	217,471
Glu Mobile, Inc.	32,672	168,588
GrubHub, Inc.	6,578	252,858

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Information Technology - 7.8% (Continued)
GT Advanced Technologies, Inc.	45,500	$810,355
Interactive Intelligence Group	2,042	87,418
Intuit, Inc.	700	58,226
Ixia	10,301	99,096
Jiayuan.com International Ltd. - ADR†	19,859	114,785
Lexmark International, Inc.	1,780	89,997
Limelight Networks, Inc.	65,990	156,396
Mandalay Digital Group, Inc.	26,279	143,221
Millennial Media, Inc.	58,289	138,728
MoSys, Inc.	19,935	64,191
Netgear, Inc.	2,860	95,009
Qlik Technologies, Inc.	3,308	93,385
Rackspace Hosting, Inc.	3,279	113,453
Renren, Inc. - ADR†	49,438	165,123
Rubicon Project, Inc.	38,187	371,941
Shutterstock, Inc.	720	50,976
Silver Spring Networks, Inc.	6,065	63,015
Sky-mobi Ltd. - ADR†	20,385	161,653
Stratasys Ltd.†	687	82,413
Travelzoo, Inc.	5,234	89,240
Tremor Video, Inc.	42,730	127,763
TubeMogul, Inc.	14,690	204,044
Varonis Systems, Inc.	6,566	156,271
ViaSat, Inc.	1,698	96,684
Violin Memory, Inc.	20,819	87,856
VistaPrint NV†	2,850	137,598
Vitesse Semiconductor Corp.	26,362	88,049
WebMD Health Corp.	4,198	202,973
Yahoo, Inc.	2,841	109,407
Youku.com, Inc. - ADR†	6,413	126,977
YuMe, Inc.	40,367	213,138
Zillow, Inc.	3,089	443,148
Zynga, Inc.	61,630	178,419
		8,054,485
Materials - 1.7%
Advanced Emissions Solutions, Inc.	3,435	74,849
A. M. Castle & Co.	7,794	76,381

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 31.0% (Continued)	Shares	Value
Materials - 1.7% (Continued)
Carpenter Technology Corp.	1,875	$102,619
Cliffs Natural Resources, Inc.	12,741	192,007
HB Fuller Co.	2,041	96,008
Marrone Bio Innovations, Inc.	6,145	35,334
Senomyx, Inc.	97,604	793,520
Silvercorp Metals, Inc.†	132,258	243,355
Wausau Paper Corp.	7,742	70,607
		1,684,680
Utilities - 0.2%
Allete, Inc.	1,892	92,084
Cadiz, Inc.	7,383	97,603
		189,687
TOTAL COMMON STOCKS (Proceeds $33,456,853)		31,866,979

EXCHANGE-TRADED FUNDS - 4.5%
iShares Russell 2000 Growth ETF	8,815	1,207,214
iShares Russell 2000 ETF	6,399	745,868
SPDR S&P 500 ETF Trust	10,500	2,107,455
VelocityShares Daily Inverse VIX Short-Term ETN†	15,000	650,700
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $4,443,983)		4,711,237

REITS - 0.1%
CoreSite Realty Corp.	1,850	64,879
TOTAL REITS (Proceeds $63,471)		64,879

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

WARRANTS - 0.0%	Shares	Value
Magnum Hunter Corp.	2,160	$0
TOTAL WARRANTS (Proceeds $0)		0
TOTAL SECURITIES SOLD SHORT
(Proceeds $37,964,307) - 35.6%		$36,643,095

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of August 31, 2014, the value of these securities was $740,020 or 0.72% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Contracts	Value
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $90.00	260	$520
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,650.00	14	805
TOTAL OPTIONS WRITTEN
(Premiums received $60,389)		$1,325

SCHEDULE OF OPEN FUTURES CONTRACTS
at August 31, 2014 (Unaudited)

Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
S&P 500 E-mini Futures	67	$6,704,690	September 2014	$255,098

As of August 31, 2014, initial margin deposits of $308,200 have been pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 57.2%	Shares	Value
Consumer Discretionary - 5.3%
Coach, Inc.	10,000	$368,300
Delphi Automotive PLC†	2,400	166,992
Gamestop Corp.	3,023	127,571
Garmin Ltd.†	1,578	85,733
Intercontinental Hotels Group - ADR†	9,230	353,601
Las Vegas Sands Corp.	1,303	86,662
Priceline Group, Inc.^	160	199,090
The Home Depot, Inc.	1,403	131,180
TJX Companies, Inc.	4,000	238,440
Zumiez, Inc.^	3,953	127,880
		1,885,449
Consumer Staples - 5.2%
Anheuser-Busch InBev NV - ADR†*	1,229	137,378
British American Tobacco PLC - ADR†	3,000	355,260
Bunge Limited†	1,534	129,853
Coca-Cola Co.	7,000	292,040
Estee Lauder Companies, Inc.	3,500	268,905
Hershey Co.	5,000	457,100
Nestle SA - ADR†	2,750	213,317
		1,853,853
Energy - 5.4%
Baker Hughes, Inc.*	2,153	148,859
Diamond Offshore Drilling, Inc.	5,000	219,700
Exxon Mobil Corp.	4,000	397,840
Halliburton Co.*	2,138	144,550
Kinder Morgan, Inc.	2,700	108,702
Marathon Petroleum Corp.*	1,426	129,780
Occidental Petroleum Corp.*	1,333	138,272
SandRidge Energy, Inc.^	50,000	262,000
Schlumberger Ltd.†*	1,350	148,014
Valero Energy Corp.*	2,459	133,130
Williams Companies, Inc.	1,700	101,048
		1,931,895
Financials - 8.2%
American Express Co.	3,000	268,650
Chubb Corp.	5,000	459,750
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 57.2% (Continued)	Shares	Value
Financials - 8.2% (Continued)
Discover Financial Services*	2,323	$144,885
Fifth Third Bancorp*	6,543	133,510
Glacier Bancorp, Inc.*	5,117	139,285
Hanmi Financial Corp.*	6,249	128,417
Harris & Harris Group, Inc.^*	20,528	68,153
HDFC Bank Ltd. - ADR†	1,956	97,194
ICICI Bank Ltd. - ADR†*	1,634	87,419
JPMorgan Chase & Co.	7,500	445,875
KeyCorp*	9,478	128,995
KKR & Co. LP	22,500	528,525
SVB Financial Group^*	1,604	178,557
Travelers Companies, Inc.*	1,445	136,856
		2,946,071
Health Care - 4.5%
Biogen Idec, Inc.^*	440	150,938
Brookdale Senior Living, Inc.^	3,800	132,810
C.R. Bard, Inc.*	828	122,908
Charles River Laboratories International, Inc.^*	3,098	183,092
Edwards Lifesciences Corp.^*	1,780	176,683
Gilead Sciences, Inc.^*	1,430	153,839
Isis Pharmaceuticals, Inc.^*	2,620	106,791
Johnson & Johnson*	4,302	446,247
Tekmira Pharmaceuticals Corp.^†	6,755	144,557
		1,617,865
Industrials - 6.3%
Aegion Corp.^*	5,287	130,378
Chicago Bridge & Iron Co. NV†	7,500	475,650
Delta Air Lines, Inc.	3,200	126,656
Emerson Electric Co.	6,000	384,120
Expeditors International of Washington, Inc.	10,000	413,000
Macquarie Infrastructure Co. LLC	3,200	230,816
Northrop Grumman Corp.*	1,028	130,782
Raytheon Co.*	1,379	132,853
Union Pacific Corp.*	1,268	133,482
United Parcel Service, Inc.	1,000	97,330
		2,255,067

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 57.2% (Continued)	Shares	Value
Information Technology - 13.6%
Activision Blizzard, Inc.*	5,578	$131,306
Akamai Technologies, Inc.^	2,157	130,326
Apple, Inc.*	7,299	748,148
Check Point Software Technologies Ltd.^†	1,846	131,103
Cisco Systems, Inc.*	21,389	534,511
Corning, Inc.*	9,342	194,874
Dolby Laboratories, Inc.^*	3,709	172,765
F5 Networks, Inc.^*	1,446	179,579
Facebook, Inc.^	2,300	172,086
Google, Inc.^	160	93,178
International Business Machines Corp.	2,500	480,750
Juniper Networks, Inc.	5,584	129,493
Micron Technology, Inc.^	1,300	42,380
Microsoft Corp.*	3,823	173,679
Neustar, Inc.^*	4,472	131,879
NVIDIA Corp.*	19,809	385,285
NXP Semiconductors NV^	400	27,408
Oracle Corp.*	4,080	169,442
Qualcomm, Inc.*	9,279	706,132
Skyworks Solutions, Inc.*	2,435	137,967
		4,872,291
Materials - 8.3%
Agnico-Eagle Mines Ltd.†*	4,831	184,931
Celanese Corp.*	2,790	174,487
Detour Gold Corporation^†*	6,999	88,171
Franco-Nevada Corp.†*	2,894	162,903
Freeport-McMoRan Copper & Gold, Inc.	13,500	490,995
Goldcorp, Inc.†*	4,532	127,213
LyondellBasell Industries NV†*	1,173	134,133
New Gold, Inc.^†*	20,145	130,741
NovaGold Resources Inc.^†	22,940	90,613
Romarco Minerals, Inc.^†	100,389	76,898
Royal Gold, Inc.*	2,141	166,463
Sigma Aldrich Corp.*	1,651	171,704
Taseko Mines Ltd.^†	149,550	327,514
The Mosaic Co.	10,000	477,600

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 57.2% (Continued)	Shares	Value
Materials - 8.3% (Continued)
United States Steel Corp.*	4,865	$188,032
		2,992,398
Utilities - 0.4%
UGI Corp.*	2,562	135,735
TOTAL COMMON STOCKS (Cost $18,631,378)		20,490,624

	Principal
CORPORATE BONDS - 1.8%	Amount
Harrah’s Operating Company, Inc., 11.250%, 06/01/2017	$500,000	413,750
Taseko Mines Ltd., 7.750%, 04/15/2019	250,000	250,000
TOTAL CORPORATE BONDS (Cost $753,160)		663,750

EXCHANGE-TRADED FUNDS - 11.9%	Shares
GreenHaven Continuous Commodity Index Fund^*	2,123	55,759
iShares 1-3 Year Credit Bond ETF	5,700	601,407
iShares MBS ETF*	735	79,718
iShares Floating Rate Bond ETF*	1,591	80,823
iShares iBoxx Dollar Investment Grade Corporate Bond ETF*	533	64,269
iShares India 50*	8,603	260,413
Market Vectors India Small-Cap Index ETF*	5,443	253,426
PIMCO Total Return ETF*	892	97,692
PowerShares Emerging Markets Sovereign Debt Portfolio*	2,651	78,125
PowerShares S&P 500 BuyWrite Portfolio*	3,095	67,719
PowerShares S&P 500 Low Volatility Portfolio*	4,039	142,738
PowerShares Senior Loan Portfolio*	2,581	63,828
ProShares UltraShort S&P 500^	10,000	240,500
SPDR DB International Government
Inflation-Protected Bond ETF*	794	49,434
SPDR S&P Regional Banking ETF*	6,578	256,213
Sprott Physical Gold Trust^†*	44,196	472,013
Sprott Physical Platinum & Palladium Trust^†*	50,058	509,090
Sprott Physical Silver Trust^†*	35,610	281,319
United States Natural Gas Fund LP^*	15,413	343,093
WisdomTree India Earnings Fund*	11,417	259,965
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,410,813)		4,257,544

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

CLOSED-END MUTUAL FUNDS - 0.7%	Shares	Value
Central Fund of Canada Ltd.†*	17,634	$243,526
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $236,232)		243,526

PURCHASED OPTIONS - 0.1%	Contracts
Put Options - 0.1%
Deere & Co.
Expiration: December 2014, Exercise Price: $80.00	13	2,119
Devon Energy Corp.
Expiration: October 2014, Exercise Price: $70.00	16	848
Diamond Offshore Drilling, Inc.
Expiration: September 2014, Exercise Price: $45.25	8	1,560
Expiration: December 2014, Exercise Price: $37.50	16	944
Ensco PLC
Expiration: January 2015, Exercise Price: $45.00	16	1,776
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $100.00	130	1,170
Linn Energy LLC
Expiration: January 2015, Exercise Price: $29.00	16	1,440
Rowan Companies PLC
Expiration: October 2014, Exercise Price: $25.00	35	263
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,750.00	25	2,750
Titan Machinery, Inc.
Expiration: March 2015, Exercise Price: $7.50	32	1,120
Expiration: March 2015, Exercise Price: $10.00	16	1,320
Transocean Ltd.
Expiration: January 2015, Exercise Price: $35.00	16	1,856
Wisdom Tree Chinese Yuan Strategy Fund
Expiration: October 2014, Exercise Price: $25.00	500	6,250
TOTAL PURCHASED OPTIONS (Cost $183,774)		23,416

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

SHORT-TERM INVESTMENTS - 32.9%	Shares	Value
MONEY MARKET FUNDS - 32.9%
Fidelity Government Portfolio - Class I, 0.01%+	11,776,234	$11,776,234
TOTAL SHORT-TERM INVESTMENTS - 32.9%
(Cost $11,776,234)		11,776,234
TOTAL INVESTMENTS (Cost $35,991,591) - 104.6%		37,455,094
Liabilities in Excess of Other Assets - (4.6)%		(1,657,221)
TOTAL NET ASSETS - 100.0%		$35,797,873

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 10.8%	Shares	Value
Consumer Discretionary - 2.2%
Cabela’s, Inc.	2,231	$136,136
Caesars Entertainment Corp.	9,374	125,986
Kate Spade & Co.	4,080	131,947
MGM Resorts International	5,320	130,180
Pinnacle Entertainment, Inc.	5,238	130,898
Target Corp.	2,071	124,405
		779,552
Energy - 4.9%
Atlas Energy LP	2,758	123,448
Barrett Bill Corp.	6,017	137,007
Breitburn Energy Partners LP	5,797	132,635
Canadian Natural Resources Ltd.†	1,700	74,035
Carrizo Oil & Gas, Inc.	2,123	133,155
Cheniere Energy, Inc.	1,766	141,739
Devon Energy Corp.	400	30,168
Ensco PLC†	800	40,384
Linn Energy LLC	6,273	198,980
Magnum Hunter Resources Corp.	21,255	146,872
MarkWest Energy Partners LP	1,783	142,159
Noble Corp PLC†	1,200	34,152
QR Energy LP	6,127	132,527
Transocean Ltd.†	3,400	131,410
Williams Companies, Inc.	2,237	132,967
		1,731,638
Financials - 0.3%
China Life Insurance Co. Ltd. - ADR†	2,809	120,619
Industrials - 1.3%
Deere & Co.	800	67,272
Navios Maritime Holdings, Inc.†	15,586	147,444
Ryder System, Inc.	1,451	131,083
Titan Machinery, Inc.	3,400	41,854
YRC Worldwide, Inc.	3,778	87,725
		475,378
Information Technology - 1.2%
Freescale Semiconductor Ltd.†	8,286	174,420

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 10.8% (Continued)	Shares	Value
Information Technology - 1.2% (Continued)
InterXion Holding NV†	4,710	$129,949
JinkoSolar Holding Co. Ltd. - ADR†	4,436	129,620
		433,989
Materials - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	4,448	161,774
Rio Tinto PLC - ADR†	2,892	155,416
		317,190
TOTAL COMMON STOCKS (Proceeds $3,729,862)		3,858,366

EXCHANGE-TRADED FUNDS - 3.2%
iPath S&P GSCI Crude Oil Total Return Index ETN†	22,194	520,005
iShares China Large Cap ETF	7,185	290,777
iShares MSCI Chile Capped ETF	4,247	184,150
SPDR S&P 500 ETF Trust	700	140,497
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $1,132,243)		1,135,429
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,862,105) - 14.0%		$4,993,795

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Contracts	Value
CALL OPTIONS
Deere & Co.
Expiration: September 2014, Exercise Price: $85.00	8	$496
Expiration: October 2014, Exercise Price: $87.50	8	296
Expiration: December 2014, Exercise Price: $87.50	8	1,000
Expiration: December 2014, Exercise Price: $90.00	12	792
Delta Air Lines, Inc.
Expiration: September 2014, Exercise Price: $40.00	16	624
Devon Energy Corp.
Expiration: October 2014, Exercise Price: $77.50	16	1,872
Expiration: October 2014, Exercise Price: $80.00	8	448
Transocean Ltd.
Expiration: January 2015, Exercise Price: $42.00	12	1,056
Total Call Options		6,584
PUT OPTIONS
Facebook, Inc.
Expiration: September 2014, Exercise Price: $73.00	8	536
iShares Russell 2000 Index Fund
Expiration: September 2014, Exercise Price: $90.00	130	260
Kinder Morgan, Inc.
Expiration: September 2014, Exercise Price: $40.00	8	456
Expiration: October 2014, Exercise Price: $37.50	16	544
Macquarie Infrastructure Company LLC
Expiration: October 2014, Exercise Price: $70.00	16	1,760
S&P 500 Index
Expiration: September 2014, Exercise Price: $1,650.00	25	1,438
Total Put Options		4,994
TOTAL OPTIONS WRITTEN
(Premiums received $88,781)		$11,578

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Long Contracts
Australian Dollar
Currency Futures	1	$93,250	September 2014	$387
Bank Acceptance Futures	2	453,371	September 2015	(119)
BP Currency Futures	1	103,506	September 2014	(3,628)
Canadian 10-Year
Bond Futures	1	126,304	December 2014	863
Euro-Bobl Futures	3	509,408	September 2014	1,205
Euro-Bond Futures	2	398,234	September 2014	4,596
Euro-Schatz Futures	6	873,440	September 2014	768
Long Gilt Futures	1	188,492	December 2014	1,360
Mexican Peso Futures	2	76,420	September 2014	(65)
MSCI Taiwan Index	1	34,420	September 2014	187
S&P 500 E-Mini Futures	1	100,070	September 2014	2,368
SGX Nikkei 225
Index Futures	1	74,079	September 2014	(99)
SPI 200 Futures	1	131,103	September 2014	908
2-Year U.S. Treasury
Note Futures	11	2,409,516	December 2014	1,358
3-Month Euro Euribor
Interest Rate Futures	3	984,137	December 2014	324
5-Year U.S. Treasury
Note Futures	3	356,508	December 2014	410
10-Year U.S. Treasury
Note Futures	2	251,563	December 2014	200
90-Day Euro Dollar Futures	5	1,243,250	June 2015	(173)
90-Day Sterling Futures	6	1,229,414	September 2015	717
				$11,567

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS (Continued)
at August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund
	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Short Contracts
BP Currency Futures	(6)	$(621,038)	September 2014	$8,272
Copper Futures	(2)	(158,025)	December 2014	3,207
Euro Fx Currency Futures	(4)	(656,750)	September 2014	29,837
Japanese Yen
Currency Futures	(7)	(840,525)	September 2014	14,157
Renminbi Currency Futures	(7)	(1,132,040)	December 2014	(4,499)
3-Month Euro Swiss
Franc (Euroswiss) Futures	(5)	(1,361,445)	September 2014	(86)
30-Year U.S. Treasury
Bond Futures	(6)	(840,563)	December 2014	(5,934)
90-Day Euro Dollar Futures	(3)	(738,713)	June 2016	444
90-Day Euro Dollar Futures	(3)	(736,688)	September 2016	444
90-Day Euro Dollar Futures	(3)	(734,813)	December 2016	331
90-Day Euro Dollar Futures	(2)	(488,875)	March 2017	196
90-Day Euro Dollar Futures	(3)	(731,925)	June 2017	181
90-Day Euro Dollar Futures	(3)	(730,800)	September 2017	31
90-Day Euro Dollar Futures	(3)	(729,750)	December 2017	(156)
90-Day Euro Dollar Futures	(2)	(486,000)	March 2018	(104)
				$46,321

As of August 31, 2014, initial margin deposits of $115,820 have been pledged in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF ASSETS AND LIABILITIES
at August 31, 2014 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Assets:
Investments, at value
(cost of $96,506,856 and $35,991,591, respectively)	$113,330,858	$37,455,094
Cash	22,300,000	1,780,477
Deposits at brokers	3,363,923	1,129,786
Deposits at brokers - foreign currency	—	5,680
Receivables:
Securities sold	4,425,605	1,593,045
Fund shares sold	284,739	10,950
Dividends and interest	34,213	65,513
Unrealized variation margin on futures contracts	255,098	57,888
Prepaid expenses	18,626	16,975
Total assets	144,013,062	42,115,408

Liabilities:
Options written, at value
(proceeds $60,389 and $88,781, respectively)	1,325	11,578
Securities sold short
(proceeds $37,964,307 and $4,862,105, respectively)	36,643,095	4,993,795
Payables:
Securities purchased	3,473,382	1,031,963
Fund shares redeemed	643,070	82,497
Dividends on short positions	7,483	6,399
Advisory fee	171,796	43,259
Administration fee	66,322	43,001
Distribution fees	18,372	18,323
Service fees	7,687	3,884
Custody fees	2,006	1,410
Transfer agent fees and expenses	35,632	20,526
Accrued expenses and other payables	60,088	60,900
Total liabilities	41,130,258	6,317,535
Net assets	$102,882,804	$35,797,873

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at August 31, 2014 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Net assets consist of:
Paid in capital	$85,808,764	$34,062,638
Accumulated net investment loss	(2,751,063)	(470,209)
Accumulated net realized gain on investments	1,365,707	738,752
Net unrealized appreciation (depreciation) on:
Investments	16,806,521	1,623,861
Options	17,481	(160,358)
Foreign currency related transactions	20	(212)
Securities sold short	1,321,212	(131,690)
Written options contracts	59,064	77,203
Futures contracts	255,098	57,888
Net assets	$102,882,804	$35,797,873
Class A:
Net assets applicable to outstanding Class A shares	$21,854,288	$20,041,867
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	826,098	765,971
Net asset value and redemption price per share	$26.45	$26.17
Maximum offering price per share
(net asset value divided by 95.00%)	$27.85	$27.54
Class I:
Net assets applicable to outstanding Class I shares	$81,028,516	$15,756,006
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	3,030,208	598,019
Net asset value, offering price
and redemption price per share	$26.74	$26.35

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2014 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Investment income:
Dividends (net of foreign taxes withheld
of $1,727 and $4,242, respectively)	$610,108	$324,812
Interest	2,329	34,748
Total investment income	612,437	359,560
Expenses:
Investment advisory fees (Note 5)	1,319,079	385,533
Administration fees (Note 5)	101,325	65,024
Distribution fees (Note 6)
Distribution fees - Class A	46,166	26,742
Service fees (Note 7)
Service fees - Class A	24,007	16,045
Service fees - Class I	34,459	8,973
Transfer agent fees and expenses	52,629	30,875
Federal and state registration fees	20,163	17,480
Audit fees	11,342	9,829
Compliance expense	13,104	12,429
Legal fees	6,302	6,802
Reports to shareholders	11,594	3,050
Trustees’ fees and expenses	5,028	3,529
Custody fees	4,083	420
Other	25,915	23,885
Total expenses before dividends and interest on short positions	1,675,196	610,616
Dividends expense on short positions	133,565	34,877
Broker interest expense on short positions	701,299	48,016
Total expenses before reimbursement/recoupment
from/by advisor	2,510,060	693,509
Expense (reimbursement)/recoupment (from)/by advisor (Note 5)	24,146	(96,472)
Net expenses	2,534,206	597,037
Net investment loss	$(1,921,769)	$(237,477)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Period Ended August 31, 2014 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$8,440,930	$1,638,651
Options	(1,214,738)	(205,087)
Foreign currency related transactions	1	(355)
Securities sold short	(1,362,340)	(435,571)
Written options contracts	181,478	152,998
Futures contracts	576,174	(86,069)
Net change in unrealized gain (loss) on:
Investments	(11,129,275)	(1,096,493)
Options	26,973	(45,893)
Foreign currency related transactions	(33)	(328)
Securities sold short	1,937,926	(32,263)
Written options contracts	(6,817)	23,457
Futures contracts	170,325	35,625
Net realized and unrealized loss on investments	(2,379,396)	(51,328)
Net decrease in net assets
resulting from operations	$(4,301,165)	$(288,805)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Orinda SkyView Multi-Manager Hedged Equity Fund

	Period Ended
	August 31, 2014	Year Ended
	(Unaudited)	February 28, 2014
Operations:
Net investment loss	$(1,921,769)	$(4,412,592)
Net realized gain on investments	6,621,505	4,509,392
Net change in unrealized appreciation
(depreciation) on investments	(9,000,901)	12,188,992
Net increase (decrease) in net assets
resulting from operations	(4,301,165)	12,285,792

Distributions to Shareholders From:
Net realized gains
Class A shares	—	(995,706)
Class I shares	—	(2,927,945)
Total distributions	—	(3,923,651)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	4,874,209	24,685,659
Class I shares	24,081,426	34,103,350
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	900,286
Class I shares	—	2,317,805
Cost of shares redeemed
Class A shares	(22,473,175)	(8,068,970)
Class I shares	(48,754,611)	(25,317,846)
Redemption fees retained
Class A shares	3,548	4,341
Class I shares	8,763	2,874
Net increase (decrease) in net assets
from capital share transactions	(42,259,840)	28,627,499
Total increase (decrease) in net assets	(46,561,005)	36,989,640

Net Assets:
Beginning of period	149,443,809	112,454,169
End of period	$102,882,804	$149,443,809
Accumulated net investment loss	$(2,751,063)	$(829,294)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Period Ended
	August 31, 2014	Year Ended
	(Unaudited)	February 28, 2014
Changes in Shares Outstanding:
Shares sold
Class A shares	182,162	927,481
Class I shares	903,358	1,273,637
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	33,480
Class I shares	—	85,465
Shares redeemed
Class A shares	(857,935)	(302,921)
Class I shares	(1,841,869)	(947,213)
Net increase (decrease) in shares outstanding	(1,614,284)	1,069,929

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Orinda SkyView Macro Opportunities Fund*

	Period Ended
	August 31, 2014	Year Ended
	(Unaudited)	February 28, 2014
Operations:
Net investment loss	$(237,477)	$(853,234)
Net realized gain on investments	1,064,567	140,315
Net change in unrealized appreciation
(depreciation) on investments	(1,115,895)	2,457,259
Net increase (decrease) in net assets resulting from operations	(288,805)	1,744,340
Distributions to Shareholders From:
Net realized gains
Class A shares	—	(40,374)
Class I shares	—	(40,686)
Total distributions	—	(81,060)
Capital Share Transactions:
Proceeds from shares sold
Class A shares	5,055,127	9,323,542
Class I shares	2,935,761	8,935,249
Proceeds from shares issued to holders in reinvestment of dividends
Class A shares	—	38,942
Class I shares	—	40,303
Cost of shares redeemed
Class A shares	(5,799,172)	(6,603,620)
Class I shares	(7,227,802)	(2,499,429)
Redemption fees retained
Class A shares	576	831
Class I shares	580	434
Net increase (decrease) in net assets from capital share transactions	(5,034,930)	9,236,252
Total increase (decrease) in net assets	(5,323,735)	10,899,532
Net Assets:
Beginning of period	41,121,608	30,222,076
End of period	$35,797,873	$41,121,608
Accumulated net investment loss	$(470,209)	$(232,732)
Changes in Shares Outstanding:
Shares sold
Class A shares	192,872	368,872
Class I shares	111,911	352,147
Proceeds from shares issued to holders in reinvestment of dividends
Class A shares	—	1,536
Class I shares	—	1,582
Shares redeemed
Class A shares	(222,616)	(262,404)
Class I shares	(277,280)	(99,596)
Net increase (decrease) in shares outstanding	(195,113)	362,137

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(4,301,165)
Adjustments to reconcile net decrease in net assets
from operations to net cash used in operating activities:
Purchases of investments	(115,950,894)
Proceeds for dispositions of investment securities	145,360,530
Purchase of short term investments, net	23,590,010
Increase in deposits at broker	(3,363,923)
Decrease in dividends and interest receivable	5,322
Increase in receivable for securities sold	(268,580)
Decrease in prepaid expenses and other assets	3,234
Decrease on options written	(63,675)
Increase in unrealized appreciation on futures contracts	(170,325)
Decrease in proceeds on securities sold short	(814,018)
Decrease in due to broker	(7,883,193)
Decrease in payable for securities purchased	(2,672,487)
Decrease in payable for dividends on short positions	(7,337)
Decrease in accrued management fees	(50,947)
Increase in accrued administration fees	16,017
Increase in distribution and service fees	1,170
Increase in custody fees	136
Increase in transfer agent expenses	9,740
Increase in other accrued expenses	6,026
Unrealized depreciation on securities	11,102,302
Net realized gain on investments	(7,226,192)
Net cash provided by operating activities	37,321,751

Cash flows from financing activities:
Proceeds from shares sold	29,346,273
Payment on shares redeemed	(70,781,688)
Net cash used by financing activities	(41,435,415)
Net decrease in cash	(4,113,664)

Cash:
Beginning balance	26,413,664
Ending balance	$22,300,000

Supplemental information:
Cash paid for interest	$701,299

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(288,805)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(39,261,226)
Proceeds for dispositions of investment securities	42,813,253
Purchase of short term investments, net	(788,365)
Decrease in deposits at broker	5,625,384
Decrease in deposits at broker - foreign currency	2,210
Increase in dividends and interest receivable	(13,438)
Decrease in return of capital	12,000
Increase in receivable for securities sold	(1,249,165)
Increase in unrealized appreciation on futures contracts	(35,625)
Increase in prepaid expenses and other assets	(15,128)
Increase in options written	6,258
Decrease in foreign currency payable	(32,016)
Decrease in proceeds on securities sold short	(398,803)
Decrease in payable for variation margin on futures contracts	(225)
Decrease in payable for securities purchased	(1,201,614)
Increase in payable for dividends on short positions	3,824
Decrease in accrued management fees	(2,558)
Increase in accrued administration fees	11,029
Increase in distribution and service fees	9,776
Decrease in custody fees	(2,558)
Increase in transfer agent expenses	5,746
Increase in other accrued expenses	15,421
Unrealized depreciation on securities	1,142,386
Net realized gain on investments	(1,433,564)
Net cash provided by operating activities	4,924,197

Cash flows from financing activities:
Proceeds from shares sold	8,084,446
Payment on shares redeemed	(13,009,974)
Net cash used in financing activities	(4,925,528)
Net decrease in cash	(1,331)

Cash:
Beginning balance	1,781,808
Ending balance	$1,780,477

Supplemental information:
Cash paid for interest	$48,016

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class A
	For the Six				March 31, 2011
	Months Ended		For the Year Ended		through
	August 31, 2014		February 28,		February 29,
	(Unaudited)		2014	2013	2012*
Net Asset Value – Beginning of Period	$27.14		$25.43	$25.43	$25.00
Income from Investment Operations:
Net investment income (loss)	(1.44)		(0.58)	(1.33)	(0.21)
Net realized and unrealized
gain (loss) on investments	0.75		3.05	1.34	0.64
Total from investment operations	(0.69)		2.47	0.01	0.43
Less Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		(0.76)	(0.01)	—
Total distributions	—		(0.76)	(0.01)	—
Redemption Fees	0.00	~	0.00 ~	—	—
Net Asset Value – End of Period	$26.45		$27.14	$25.43	$25.43
Total Return	(2.54	)%+	9.73%	0.04%	1.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$21,854		$40,760	$21,461	$43,583
Ratio of operating expenses
to average net assets:
Before Reimbursements/Recoupments	3.92	%^	4.21%	4.86%	4.38	%^
After Reimbursements/Recoupments	3.96	%^	4.13%	4.72%	3.90	%^
Ratio of interest expense and dividends
on short positions to average net assets	1.23	%^	1.22%	1.77%	0.95	%^
Ratio of operating expenses excluding
interest expense and dividend payments
on short positions to average net assets
Before Reimbursements/Recoupments	2.69	%^	2.99%	3.09%	3.43	%^
After Reimbursements/Recoupments	2.73	%^	2.91%	2.95%	2.95	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements/Recoupments	(2.97	)%^	(3.68)%	(3.85)%	(3.68	)%^
After Reimbursements/Recoupments	(3.01	)%^	(3.60)%	(3.71)%	(3.20	)%^
Portfolio turnover rate	114	%+	157%	130%	87	%+
*	Commencement of operations for Class A shares was March 31, 2011.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class I
	For the Six				March 31, 2011
	Months Ended		For the Year Ended		through
	August 31, 2014		February 28,		February 29,
	(Unaudited)		2014	2013	2012*
Net Asset Value – Beginning of Period	$27.39		$25.58	$25.50	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.71)		(0.83)	(0.91)	(0.28)
Net realized and unrealized
gain (loss) on investments	0.06		3.40	1.00	0.78
Total from investment operations	(0.65)		2.57	0.09	0.50
Less Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		(0.76)	(0.01)	—
Total distributions	—		(0.76)	(0.01)	—
Redemption Fees	0.00	~	0.00 ~	—	—
Net Asset Value – End of Period	$26.74		$27.39	$25.58	$25.50
Total Return	(2.37	)%+	10.06%	0.35%	2.00	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$81,029		$108,684	$90,993	$91,096
Ratio of operating expenses
to average net assets:
Before Reimbursements/Recoupments	3.63	%^	3.92%	4.68%	4.14	%^
After Reimbursements/Recoupments	3.66	%^	3.84%	4.52%	3.60	%^
Ratio of interest expense and dividends
on short positions to average net assets	1.23	%^	1.23%	1.88%	0.96	%^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets:
Before Reimbursements/Recoupments	2.39	%^	2.69%	2.80%	3.18	%^
After Reimbursements/Recoupments	2.42	%^	2.61%	2.64%	2.64	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements/Recoupments	(2.74	)%^	(3.36)%	(3.63)%	(3.46	)%^
After Reimbursements/Recoupments	(2.77	)%^	(3.28)%	(3.47)%	(2.92	)%^
Portfolio turnover rate	114	%+	157%	130%	87	%+

*	Commencement of operations for Class I shares was March 31, 2011.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout each period

Class A
	For the Six		For the	April 30, 2012
	Months Ended		Year Ended	through
	August 31, 2014		February 28,	February 28,
	(Unaudited)		2014	2013*
Net Asset Value - Beginning of Period	$26.31		$25.22	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.20)		(0.56)	(0.32)
Net realized and unrealized gain (loss) on investments	0.06		1.70	0.56
Total from investment operations	(0.14)		1.14	0.24
Less Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		(0.05)	(0.02)
Total distributions	—		(0.05)	(0.02)
Redemption Fees	0.00	~	0.00 ~	—
Net Asset Value – End of Period	$26.17		$26.31	$25.22
Total Return	(0.53	)%+	4.54%	0.96	%+
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$20,042		$20,932	$17,347
Ratio of operating expenses to average net assets:
Before Reimbursements	3.67	%^	4.42%	5.49	%^
After Reimbursements	3.17	%^	3.74%	3.80	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.42	%^	0.81%	0.84	%^
Ratio of operating expenses excluding
interest expense and dividend payments
on short positions to average net assets:
Before Reimbursements	3.25	%^	3.61%	4.65	%^
After Reimbursements	2.75	%^	2.93%	2.96	%^
Ratio of net investment income (loss) to
average net assets:
Before Reimbursements	(1.84	)%^	(3.10)%	(4.20	)%^
After Reimbursements	(1.34	)%^	(2.42)%	(2.51	)%^
Portfolio turnover rate	140	%+	270%	205	%+

*	Commencement of operations for Class A shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout each period

Class I
	For the Six		For the	April 30, 2012
	Months Ended		Year Ended	through
	August 31, 2014		February 28,	February 28,
	(Unaudited)		2014	2013*
Net Asset Value - Beginning of Period	$26.45		$25.28	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.17)		(0.50)	(0.16)
Net realized and unrealized gain (loss) on investments	0.07		1.72	0.46
Total from investment operations	(0.10)		1.22	0.30
Less Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		(0.05)	(0.02)
Total distributions	—		(0.05)	(0.02)
Redemption Fees	0.00	~	0.00 ~	—
Net Asset Value – End of Period	$26.35		$26.45	$25.28
Total Return	(0.38	)%+	4.85%	1.20	%+
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$15,756		$20,190	$12,875
Ratio of operating expenses to average net assets
Before Reimbursements	3.35	%^	4.12%	5.77	%^
After Reimbursements	2.87	%^	3.44%	3.46	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.42	%^	0.81%	0.80	%^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets:
Before Reimbursements	2.93	%^	3.31%	4.97	%^
After Reimbursements	2.45	%^	2.63%	2.66	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(1.53	)%^	(2.80)%	(4.41	)%^
After Reimbursements	(1.05	)%^	(2.12)%	(2.10	)%^
Portfolio turnover rate	140	%+	270%	205	%+

*	Commencement of operations for Class I shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity” Fund) and the Orinda SkyView Macro Opportunities Fund (the “Macro Opportunities” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which are registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as open-end management investment companies.  The investment objective of the Hedged Equity Fund is long-term capital appreciation, and in pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.  The Hedged Equity Fund commenced operations on March 31, 2011 and offers Class A and Class I shares.  The investment objective of the Macro Opportunities Fund is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.  In pursuing its objective, the Macro Opportunities Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.  The Macro Opportunities Fund commenced operations on April 30, 2012 and offers Class A and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2014, or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.
Redemption Fees:  The Hedged Equity Fund and Macro Opportunities Fund each charge a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

G.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Funds use futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds.  Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

I.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

J.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2014, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Hedged Equity Fund	$4,050,221	$(40,662)	$(4,009,559)
Macro Opportunity Fund	761,396	(303,076)	(458,320)

L.
Offsetting Assets & Liabilities:  The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts.  During the period ended August 31, 2014, the Funds were not subject to any master netting arrangements.  For additional information regarding the offsetting assets and liabilities at August 31, 2014, please reference the table in Note 4.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund’s securities as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,122,844	$—	$—	$18,122,844
Consumer Staples	2,556,662	—	—	2,556,662
Energy	4,196,441	—	—	4,196,441
Financials	9,503,386	—	—	9,503,386
Health Care	6,959,130	—	—	6,959,130
Industrials	11,311,449	—	—	11,311,449
Information Technology	21,051,116	—	—	21,051,116
Materials	2,304,190	—	—	2,304,190
Telecommunication Services	516,978	—	—	516,978
Utilities	931,930	—	—	931,930
Total Common Stock	77,454,126	—	—	77,454,126
Exchange-Traded Funds	535,723	—	—	535,723
Purchased Options
Call Options	1,097,467	1,081,152	—	2,178,619
Put Options	1,540	51,433	—	52,973
Total Purchased Options	1,099,007	1,132,585	—	2,231,592
Short-Term Investments	33,109,417	—	—	33,109,417
Total Investments in Securities	$112,198,273	$1,132,585	$—	$113,330,858
Securities Sold Short	$36,643,095	$—	$—	$36,643,095
Written Options
Put Options	0	1,325	—	1,325
Total Written Options	$0	$1,325	$—	$1,325
Other Financial Instruments*
Long Futures Contracts	$255,098	$—	$—	$255,098

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Transfers into Level 1	$466,072
Transfers out of Level 1	$—
Net transfers in and/or out of Level 1	$466,072
Transfers into Level 2	$—
Transfers out of Level 2	$(416,534)
Net transfers in and/or out of Level 2	$(416,534)

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2014, the Hedged Equity Fund transferred $416,534 from level 2 to level 1 and $49,538 from level 3 to level 1 because these securities were now being priced at the official close.  The Hedged Equity Fund held one level 3 security but the warrants held no value at August 31, 2014.

The following is a reconciliation of the Orinda SkyView Multi-Manager Hedged Equity Fund’s level 3 investments for which significant unobservable inputs were used in determining fair value.

Investments in Securities, at Value
Securities Sold Short
Balance as of February 28, 2014	$49,538
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	(49,538)
Balance as of August 31, 2014	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund’s securities as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,885,449	$—	$—	$1,885,449
Consumer Staples	1,853,853	—	—	1,853,853
Energy	1,931,895	—	—	1,931,895
Financials	2,946,071	—	—	2,946,071
Health Care	1,617,865	—	—	1,617,865
Industrials	2,255,067	—	—	2,255,067
Information Technology	4,872,291	—	—	4,872,291
Materials	2,992,398	—	—	2,992,398
Utilities	135,735	—	—	135,735
Total Common Stock	20,490,624	—	—	20,490,624
Corporate Bonds	—	663,750	—	663,750
Exchange-Traded Funds	4,257,544	—	—	4,257,544
Closed-End Mutual Funds	243,526	—	—	243,526
Purchased Options
Put Options	13,469	9,947	—	23,416
Total Purchased Options	13,469	9,947	—	23,416
Short-Term Investments	11,776,234	—	—	11,776,234
Total Investments in Securities	$36,781,397	$673,697	$—	$37,455,094
Securities Sold Short	$4,993,795	$—	$—	$4,993,795
Written Options
Call Options	$6,584	$—	$—	$6,584
Put Options	3,296	1,698	—	4,994
Total Written Options	$9,880	$1,698	$—	$11,578
Other Financial Instruments*
Long Futures Contracts	$11,567	$—	$—	$11,567
Short Futures Contracts	46,321	—	—	46,321
Total Other Financial
Instruments	$57,888	$—	$—	$57,888

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at August 31, 2014, the end of the reporting period.  During the period ended August 31, 2014, the Macro Opportunities Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Orinda SkyView Macro Opportunities Fund on August 31, 2014.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended August 31, 2014 for the Hedged Equity Fund were $1,782,508 and $62,291, respectively.  The average monthly notional amount of long futures contracts during the period ended August 31, 2014 was $7,698,293.

The average monthly market values of purchased and written options during the period ended August 31, 2014 for the Macro Opportunities Fund were $106,404 and $26,368, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended August 31, 2014 were $11,114,863 and $9,248,014, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	(550)	$(130,881)
Options written	(709)	(201,321)
Options closed	500	72,164
Options expired	485	199,649
Options exercised	—	—
Outstanding at August 31, 2014	(274)	$(60,389)

Orinda SkyView Macro Opportunities Fund

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	(58)	$(59,066)
Options written	(3,229)	(284,623)
Options closed	834	66,119
Options expired	1,293	133,982
Options exercised	869	54,807
Outstanding at August 31, 2014	(291)	$(88,781)

As of August 31, 2014, the Hedged Equity Fund held the following long futures contracts: 67 S&P 500 E-mini for delivery in September 2014.  The Fund has recorded an unrealized gain of $255,098 related to these contracts.

As of August 31, 2014, the Macro Opportunities Fund held the following long futures contracts: 1 Australian Dollar Currency, 2 Bank Acceptance, 1 BP Currency, 1 Canadian 10-Year Bond, 3 Euro-Bobl, 2 Euro-Bond, 6 Euro-Schatz, 1 Long Gilt, 2 Mexican Peso, 1 MSCI Taiwan Index, 1 S&P 500 E-Mini, 1 SGX Nikkei 225 Index, 1 SPI 200, 11 2-Year U.S. Treasury Note, 3 3-Month Euro Euribor Interest Rate, 3 5-Year U.S. Treasury Note, 2 10-Year U.S. Treasury Note, 5 90-Day Euro Dollar, and 6 90-Day Sterling for delivery at various times.  The Fund has recorded an unrealized gain of $11,567 as of August 31, 2014 related to these contracts.

As of August 31, 2014, the Macro Opportunities Fund also held the following short futures contracts: 6 BP Currency, 2 Copper, 4 Euro FX Currency, 7 Japanese Yen Currency, 7 Renminbi Currency, 5 3-Month Euro Swiss Franc (Euroswiss), 6 30-Year U.S. Treasury Bond, and 22 90-Day Euro Dollar for delivery at various times.  The Fund has recorded an unrealized gain of $46,321 as of August 31, 2014 related to these contracts.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

The locations on the Statement of Assets and Liabilities of the Hedged Equity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not
accounted for as
hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options
Options	at fair value	$2,231,592	written, at value	$1,325
	Net Assets –
	unrealized
	appreciation
Equity Contracts –	on futures
Futures*	contracts	255,098	N/A	—
Total		$2,486,690		$1,325

*	Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(1,214,738)	$181,478	$576,174	$(457,086)
Total	$(1,214,738)	$181,478	$576,174	$(457,086)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$26,973	$(6,817)	$170,325	$190,481
Total	$26,973	$(6,817)	$170,325	$190,481

The locations on the Statement of Assets and Liabilities of the Macro Opportunities Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Values of Derivative Instruments as of August 31, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
	Net Assets –
	unrealized
	appreciation
Commodity Contracts –	on futures
Futures*	contracts	$3,207	N/A	—
Equity Contracts –	Investments,		Options
Options	at fair value	$17,166	written, at value	$11,578
	Net Assets –
	unrealized
	appreciation
Equity Contracts –	on futures
Futures*	contracts	$3,364	N/A	—
Foreign Exchange Contracts –	Investments,
Options	at fair value	$6,250	N/A	—
	Net Assets –
	unrealized
	appreciation
Foreign Exchange Contracts –	on futures
Futures*	contracts	$44,461	N/A	—
	Net Assets –
	unrealized
	appreciation
Interest Rate Contracts –	on futures
Futures*	contracts	$6,856	N/A	—
Total		$81,304		$11,578

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts.  The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(205,087)	$152,998	$(86,069)	$(138,158)
Total	$(205,087)	$152,998	$(86,069)	$(138,158)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(45,893)	$23,457	$35,625	$13,189
Total	$(45,893)	$23,457	$35,625	$13,189

The table below shows the offsetting assets and liabilities relating to the written options and futures contracts shown on the Statement of Assets and Liabilities.

Orinda SkyView Multi-Manager Hedged Equity Fund

Assets:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Futures
Contracts	$255,098	$—	$255,098	$—	$255,098	$—
	$255,098	$—	$255,098	$—	$255,098	$—

Liabilities:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written
Options	$1,325	$—	$1,325	$—	$1,325	$—
Futures
Contracts	$—	$—	$—	$—	$—	$—
	$1,325	$—	$1,325	$—	$1,325	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Assets:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Futures
Contracts	$72,751	$(14,863)	$57,888	$—	$57,888	$—
	$72,751	$(14,863)	$57,888	$—	$57,888	$—

Liabilities:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written
Options	$11,578	$—	$11,578	$—	$11,578	$—
Futures
Contracts	14,863	(14,863)	—	—	—	—
	$26,441	$(14,863)	$11,578	$—	$11,578	$—

For additional information, please reference the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2014, Orinda Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  On September 19, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Fund”) and Orinda Asset Management, LLC (the “Advisor”), investment advisor of the Fund, pursuant to which the Advisor has agreed to reduce the Fund’s management fee from 2.30% to 1.96%, effective January 1, 2014. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.96% based upon the average daily net assets of the Hedged Equity and Macro Opportunities Funds.  For the period ended August 31, 2014, the Hedged Equity Fund and the Macro Opportunities Fund incurred $1,319,079 and

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

$385,533 in advisory fees, respectively.  Advisory fees payable at August 31, 2014 for the Hedged Equity Fund and the Macro Opportunities Fund were $171,796 and $43,259, respectively.  The Advisor has delegated the day to day management of the Hedged Equity and Macro Opportunities Funds to various Sub-Advisors.  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	2.75%*
Class I	2.44%*

Orinda SkyView Macro Opportunities Fund
Class A	2.76%**
Class I	2.46%**

*
The Board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Caps from 2.95% and 2.64% to 2.75% and 2.44% for Class A and Class I, respectively, effective January 1, 2014.

**
The Board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Caps from 2.96% and 2.66% to 2.76% and 2.46% for Class A and Class I, respectively, effective January 1, 2014.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended August 31, 2014, the Advisor reduced its fees and absorbed Fund expenses in the amount of $96,472 for the Macro Opportunities Fund.  For the period ended August 31, 2014, the Advisor recouped $24,146 in previously waived expenses for the Hedged Equity Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	Total
Hedged Equity Fund	$195,481	$107,205	$ —	$302,686
Macro Opportunities Fund	$236,777	$257,610	$96,472	$590,859

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended August 31, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$101,325
Custody	$4,083
Transfer agency(a)	$45,371
Chief Compliance Officer	$13,104

(a) Does not include out-of-pocket expenses.

Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$65,024
Custody	$420
Transfer agency(a)	$25,815
Chief Compliance Officer	$12,429

(a) Does not include out-of-pocket expenses.

At August 31, 2014, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$66,322
Custody	$2,006
Transfer agency(a)	$31,246
Chief Compliance Officer	$8,693

(a) Does not include out-of-pocket expenses.

Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$43,001
Custody	$1,410
Transfer agency(a)	$17,262
Chief Compliance Officer	$8,192

(a) Does not include out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2014, the Hedged Equity and Macro Opportunities Funds incurred distribution expenses on their Class A shares of $46,166 and $26,742, respectively.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Hedged Equity Fund may pay servicing fees at an annual rate of 0.13% of the average daily net assets of the Class A shares and 0.07% of the average daily net assets of the Class I shares and the Macro Opportunities Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended August 31, 2014, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	$24,007
Class I	$34,459

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Orinda SkyView Macro Opportunities Fund
Class A	$16,045
Class I	$8,973

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended August 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Hedged Equity Fund	$112,391,261	$144,024,116
Macro Opportunities Fund	$ 38,997,171	$ 42,711,901

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Hedged	Macro
	Equity	Opportunities
	Fund	Fund
Cost of investments(a)	$144,138,210	$37,814,718
Gross unrealized appreciation	28,269,079	3,073,943
Gross unrealized depreciation	(2,200,675)	(961,083)
Net unrealized appreciation	26,068,404	2,112,860
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(4,693,199)	(88,820)
Total accumulated earnings/(losses)	$21,375,205	$2,024,040

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income, outstanding constructive sales, and passive foreign investment companies.

At February 28, 2014, the Hedged Equity Fund had no tax basis capital losses to offset future capital gains.  At February 28, 2014, the Macro Opportunities Fund had no tax basis capital losses to offset future capital gains.  The Hedged Equity Fund utilized $2,115,354 of its capital loss carryforward in the year ended February 28, 2014.  The wash sales on short positions, post 30 wash sales, post-October losses, section 1256 MTM, straddles, unsettled short deferrals, and unrealized on shorts/options/futures are included in other accumulated gain/loss.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2014 and 2013 were as follows:

	Year Ended	Year Ended
	February 28, 2014	February 28, 2013
Hedged Equity Fund
Ordinary income	$—	$—
Long-term capital gains	3,923,651	43,967

	Year Ended	Period Ended
	February 28, 2014	February 28, 2013
Macro Opportunities Fund
Ordinary income	$76,709	$—
Long-term capital gains	4,351	19,065

At February 28, 2014, the following funds deferred, on a tax basis, post-October losses of:

	Late Year Ordinary	Short-Term
	Loss Deferral	Loss
Hedged Equity Fund	$765,685	$1,723,771
Macro Opportunities Fund	—	—

NOTE 10 – OTHER TAX INFORMATION (Unaudited)

For the year ended February 28, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hedged Equity Fund	0.00%
Macro Opportunities Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2014 was as follows:

Hedged Equity Fund	0.00%
Macro Opportunities Fund	100.00%

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

NOTE 11 – SIGNIFICANT OWNERSHIP CONCENTRATION

At August 31, 2014, the Hedged Equity Fund invested 32.2% of its total net assets in the Fidelity Institutional Treasury Only Portfolio – Class I.  The Fidelity Institutional Treasury Only Portfolio – Class I seeks to invest in securities whose interest is exempt from state and local income taxes.  The Fidelity Institutional Treasury Only Portfolio – Class I will normally invest at least 80% of its assets in U.S. Treasury securities and related repurchase agreements.

At August 31, 2014, the Macro Opportunities Fund invested 32.9% of its total net assets in the Fidelity Institutional Government Portfolio – Class I.  The Fidelity Institutional Government Portfolio – Class I seeks to earn the highest amount of current income possible while maintaining principal and liquidity.  The Fidelity Institutional Government Portfolio – Class I will normally invest at least 80% of its assets in U.S. government securities and related repurchase agreements.

NOTE 12 –	REPORT OF THE ORINDA SKYVIEW FUNDS’ SPECIAL
SHAREHOLDER MEETING AND SUBSEQUENT EVENTS

At a special meeting of shareholders held on August 15, 2014, shareholders of each of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity Fund”) and Orinda SkyView Macro Opportunities Fund (the “Macro Fund”) (each a “Fund,” together, the “Funds”) voted on the following: Proposal 1) a new investment advisory agreement between Vivaldi Asset Management, LLC (“Vivaldi”) and Advisors Series Trust (the “Trust”) for Vivaldi to become investment adviser to the Funds; and Proposal 2) a “manager of managers” structure for the Funds under Vivaldi as the investment adviser.

All Fund shareholders of record at the close of business on June 13, 2014 were entitled to vote.  As of the record date, the Hedged Equity Fund had 5,126,986 shares outstanding.  Of the 2,690,631 shares present in person or by proxy at the meeting on August 15, 2014: 2,181,119 shares or 81.1% voted in favor of Proposal 1 (representing 42.5% of total outstanding shares); 449,192 shares or 16.7% were voted against Proposal 1 (representing 8.8% of the total outstanding shares); and 60,320 shares or 2.24% abstained from voting on Proposal 1 (representing 1.18% of total outstanding shares).  Accordingly, Proposal 1 was approved for the Hedged Equity Fund.  Of the 2,690,631 shares present in person or by proxy at the meeting on August 15, 2014: 2,177,051 shares or 80.9% voted in favor of Proposal 2 (representing 42.5% of total outstanding shares); 183,583 shares or 6.8% were voted against Proposal 2 (representing 3.6% of the total outstanding shares); and 329,995 shares or 12.26% abstained from voting on Proposal 2 (representing 6.44% of total outstanding shares).  Accordingly, Proposal 2 was approved for the Hedged Equity Fund.

As of the record date, the Macro Fund had 1,406,757 shares outstanding.  Of the 765,491 shares present in person or by proxy at the meeting on August 15, 2014: 584,811 shares or 76.4% voted in favor of Proposal 1 (representing 41.6% of total outstanding shares); 164,794 shares or 21.5% were voted against Proposal 1 (representing 11.7% of

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

the total outstanding shares); and 15,886 shares or 2.08% abstained from voting on Proposal 1 (representing 1.13% of total outstanding shares).  Accordingly, Proposal 1 was approved for the Macro Fund.  Of the 765,491 shares present in person or by proxy at the meeting on August 15, 2014: 582,450 shares or 76.1% voted in favor of Proposal 2 (representing 41.4% of total outstanding shares); 34,331 shares or 4.5% were voted against Proposal 2 (representing 2.4% of the total outstanding shares); and 148,709 shares or 19.43% abstained from voting on Proposal 2 (representing 10.57% of total outstanding shares).  Accordingly, Proposal 2 was approved for the Macro Fund.

Orinda has agreed not to resign as investment adviser, and Vivaldi will not accept the engagement as investment adviser, unless and until the Trust and Vivaldi obtain a Multi-Manager Exemptive Order from the U.S. Securities and Exchange Commission (the “SEC”).  Upon receipt of the requested Multi-Manager Exemptive Order from the SEC, shareholders of the Funds will be notified and receive updated Fund documents.

Effective October 20, 2014, each Fund reduced its management fee to 1.75% of average daily net assets, the Hedged Equity Fund reduced its expense caps to 2.45% and 2.15% of average daily net assets of the Class A and Class I shares, respectively, and the Macro Fund reduced its expense caps to 2.55% and 2.25% of average daily net assets of the Class A and Class I shares, respectively. The expense caps for both Funds will remain in effect through at least October 20, 2015.

EXPENSE EXAMPLE
August 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2014 to August 31, 2014.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2014 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/14	8/31/14	3/1/14 – 8/31/14
Actual
Class A	$1,000.00	$ 974.60	$19.71
Class I	$1,000.00	$ 976.30	$18.23

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,005.24	$20.02
Class I	$1,000.00	$1,006.76	$18.51

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.96% and 3.66%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Orinda SkyView Macro Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/14	8/31/14	3/1/14 – 8/31/14
Actual
Class A	$1,000.00	$ 994.70	$15.99
Class I	$1,000.00	$ 996.20	$14.44

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,009.17	$16.10
Class I	$1,000.00	$1,010.74	$14.55

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.18% and 2.87%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
at August 31, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited)

Orinda SkyView Macro Opportunities Fund

At a meeting held on June 19-20, 2014, the Board of Trustees (“Board”) of Advisors Series Trust, (the “Trust”) including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved a new investment sub-advisory agreement (“Sub-Advisory Agreement”) between the Trust, Orinda Asset Management, LLC (“Orinda” or the “Advisor”) and Manning & Napier Advisors, LLC (“Manning & Napier” or the “sub-advisor”) for the Orinda SkyView Macro Opportunities Fund (the “Macro Fund”) for a period not to exceed two years.  The Board noted that 2100 Xenon Group, LLC (“2100 Xenon”), a sub-advisor for the Macro Fund, had recently experienced a change in control resulting in a termination of its sub-advisory agreement when Manning & Napier purchased the assets of 2100 Xenon.  The Board further noted that Orinda, after review of the transaction, was requesting that the Board approve a new sub-advisory agreement with Manning & Napier (“Sub-advisory Agreement”).  It was noted that the terms and conditions of the proposed Sub-advisory Agreement with Manning & Napier are substantially similar in all material respects to the terms and conditions of the former sub-advisory agreement with 2100 Xenon, including the management fee, which is identical, and that the fees payable to Manning & Napier under its Sub-advisory Agreement will therefore not result in an increase in the Macro Fund’s advisory fee levels previously approved by the Macro Fund’s initial shareholders or in an increase in the fee levels retained by Orinda after payment of the sub-advisory fees to the sub-advisors.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreement:

The Board considered the overall fairness of the Sub-advisory Agreement and whether the agreement was in the best interest of the Macro Fund.  The Board further considered factors it deemed relevant with respect to the Macro Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-adviser to the Macro Fund; (2) the investment performance of the Macro Fund and its sub-adviser; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-adviser’s relationship with the Macro Fund; (4) the extent to which economies of scale will be realized as the Macro Fund grows and whether fee levels reflect those economies of scale for the benefit of Macro Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by the Advisor, the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Macro Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisor were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that Manning & Napier fees would be paid entirely by the Advisor so that no additional expenses would be borne by shareholders for the engagement of Manning & Napier.  The Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

necessary investment and management facilities necessary for the efficient conduct of its services.  The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Macro Fund and that the same portfolio manager who managed the portion of the Macro Fund under 2100 Xenon’s sub-advisory agreement would continue to manage the portfolio under Manning & Napier’s Sub-advisory Agreement, along with another portfolio manager formerly of 2100 Xenon.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor.  Based on these considerations, the Board was satisfied, with respect to Manning & Napier and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.

In considering the Sub-advisory Agreement, no single factor was determinative of the Board’s decision to approve the Sub-advisory Agreement; rather, the Board based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangement with Manning & Napier, including sub-advisory fees, were fair and reasonable to the Macro Fund.  The Board therefore determined that the approval of the Sub-advisory Agreement was in the best interests of the Fund and its shareholders.  The Board was also assisted by the advice of independent counsel in making this determination.  The Board therefore determined that the approval of the Sub-advisory Agreement was in the best interests of the Fund and its shareholders.  Based on the foregoing, the Board members present, including a majority of the Independent Trustees, unanimously approved the Sub-advisory Agreement with Manning & Napier.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

ORINDA FUNDS

Semi-Annual Report
August 31, 2014

Orinda Income Opportunities Fund
Class A Shares – OIOAX
Class D Shares – OIODX
Class I Shares – OIOIX

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	9
Financial Statements
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to the Financial Statements	17
Expense Example	29
Notice to Shareholders	31
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2014 (Unaudited)

Orinda Income Opportunities Fund

Percentages represent market value as a percentage of net assets.

3

SCHEDULE OF INVESTMENTS
at August 31, 2014 (Unaudited)

COMMON STOCKS - 0.5%	Shares	Value
Financials - 0.5%
America First Multifamily Investors LP*	177,631	$1,069,339
TOTAL COMMON STOCKS
(Cost $1,012,479)		1,069,339

REITS - 26.9%
Financials - 26.9%
AG Mortgage Investment Trust, Inc.	10,000	199,700
American Capital Agency Corp.	28,000	662,200
American Realty Capital Properties, Inc.	110,000	1,447,600
Annaly Capital Management, Inc.	30,000	357,000
Apollo Commercial Real Estate Finance, Inc.*	231,481	3,893,510
Armour Residential REIT, Inc.	556,159	2,352,553
Ashford Hospitality Trust, Inc. - Series E
Cumulative Preferred	30,667	836,902
Ashford Hospitality Trust, Inc. - Series D
Cumulative Preferred	8,868	229,504
Campus Crest Communities, Inc.	82,030	674,287
CBL & Associates Properties, Inc. - Series D
Cumulative Preferred*	46,653	1,199,449
CYS Investments, Inc.	20,000	188,600
EPR Properties - Series E Convertible Preferred*	31,373	991,192
Equity Commonwealth - Series E Cumulative Preferred	81,225	2,063,115
FelCor Lodging Trust, Inc. - Series C Cumulative Preferred*	193,186	4,904,992
First Potomac Realty Trust - Series A Cumulative Preferred*	24,592	637,425
Glimcher Realty Trust - Series G Cumulative Preferred*	81,151	2,070,973
Hatteras Financial Corp.	12,500	248,750
Independence Realty Trust, Inc.*	256,772	2,601,100
Inland Real Estate Corp. - Series A Cumulative Preferred*	25,668	678,790
Invesco Mortgage Capital, Inc.	30,000	528,600
iStar Financial, Inc. - Series D Cumulative Preferred*	91,824	2,300,191
iStar Financial, Inc. - Series E Cumulative Preferred	39,545	979,886
iStar Financial, Inc. - Series F Cumulative Preferred*	119,987	2,975,678
New Residential Investment Corp.*	256,300	1,607,001
Northstar Realty Finance Corp. - Series B
Cumulative Preferred	52,596	1,315,952
Northstar Realty Finance Corp.	25,000	462,750
Preferred Apartment Communities, Inc.*	152,772	1,332,172

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

REITS - 26.9% (Continued)	Shares	Value
Financials - 26.9% (Continued)
RAIT Financial Trust	71,565	$578,961
RAIT Financial Trust - Senior Unsecured*	118,402	2,951,643
RAIT Financial Trust - Series C Cumulative Preferred	27,387	691,796
RAIT Financial Trust - Series A Cumulative Preferred	20,895	505,659
RAIT Financial Trust - Series B Cumulative Preferred	29,496	739,465
Resource Capital Corp.	5,000	26,950
Starwood Property Trust, Inc.*	217,643	5,190,786
Ventas, Inc.	5,000	328,900
Whitestone REIT*	183,637	2,791,282
TOTAL REITS
(Cost $49,988,254)		51,545,314

CONVERTIBLE PREFERRED STOCKS - 0.9%
Financials - 0.9%
FelCor Lodging Trust, Inc. - Series A Convertible Preferred	69,296	1,749,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,743,998)		1,749,724

PREFERRED STOCKS - 52.2%
Consumer Discretionary - 1.1%
M/I Homes, Inc. - Series A Preferred*	83,722	2,139,934

Energy - 4.5%
Atlas Pipeline Partners LP - Series E Cumulative Preferred*	56,278	1,483,488
Breitburn Energy Partners LP - Series A
Cumulative Preferred*	142,600	3,704,748
Legacy Reserves LP - Series B Cumulative Preferred*	75,000	1,880,250
Vanguard Natural Resources LLC - Series B
Cumulative Preferred*	64,628	1,615,700
		8,684,186
Financials - 45.3%
AG Mortgage Investment Trust, Inc. - Series B
Cumulative Preferred	8,819	216,947
AG Mortgage Investment Trust, Inc. - Series A
Cumulative Preferred	16,504	409,959
American Capital Agency Corp. Depositary Shares 1/1000 -
Series B Cumulative Preferred*	130,963	3,255,740

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

PREFERRED STOCKS - 52.2% (Continued)	Shares	Value
Financials - 45.3% (Continued)
American Realty Capital Properties, Inc. -
Series F Cumulative Preferred*	146,672	$3,467,326
AmTrust Financial Services, Inc. - Series B Preferred	40,000	986,800
Annaly Capital Management, Inc. - Series D
Cumulative Preferred	48,074	1,180,217
Annaly Capital Management, Inc. - Series C
Cumulative Preferred	30,648	759,457
Apollo Commercial Real Estate Finance, Inc. - Series A
Cumulative Preferred	65,280	1,720,128
Arbor Realty Trust, Inc. - Series C Cumulative Preferred*	107,005	2,692,781
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,480,200
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,144,960
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	491,817
Campus Crest Communities, Inc. - Series A
Cumulative Preferred*	178,883	4,579,405
Capstead Mortgage Corp. - Series E Cumulative Preferred	29,000	711,950
Cedar Realty Trust, Inc. - Series B Cumulative Preferred*	47,185	1,203,218
Chesapeake Lodging Trust - Series A Cumulative Preferred*	85,447	2,257,510
Colony Financial, Inc. - Series A Cumulative Preferred*	64,711	1,724,548
Colony Financial, Inc. - Series B Cumulative Preferred^	31,500	785,925
Corporate Office Properties Trust - Series L
Cumulative Preferred*	51,173	1,355,573
CYS Investments, Inc. - Series B Cumulative Preferred	31,500	743,715
Digital Realty Trust, Inc. - Series H Cumulative Preferred*	49,783	1,294,358
Excel Trust, Inc. - Series B Cumulative Preferred*	115,839	3,058,150
General Growth Properties, Inc. - Series A
Cumulative Preferred*	12,000	297,480
Glimcher Realty Trust - Series H Cumulative Preferred*	65,311	1,729,435
Gramercy Property Trust, Inc. - Series A
Cumulative Preferred*	261,498	6,615,899
Hatteras Financial Corp. - Series A Cumulative Preferred	32,000	771,840
Hersha Hospitality Trust - Series B Cumulative Preferred*	36,759	974,849
Hospitality Properties Trust - Series D Cumulative Preferred	30,598	803,504
Invesco Mortgage Capital, Inc. - Series A
Cumulative Preferred	25,802	647,630
Investors Real Estate Trust - Series B Cumulative Preferred	7,601	199,944
Kemper Corp. - Subordinated	15,638	407,057
Kennedy-Wilson Holdings, Inc. - Senior Unsecured*	56,193	1,446,408
Kite Realty Group Trust - Series A Cumulative Preferred*	84,064	2,181,461

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

PREFERRED STOCKS - 52.2% (Continued)	Shares	Value
Financials - 45.3% (Continued)
KKR Financial Holdings LLC - Series A Preferred	39,412	$1,016,435
MFA Financial, Inc. - Series B Cumulative Preferred*	64,075	1,578,167
Northstar Realty Finance Corp. - Series E
Cumulative Preferred*	213,646	5,398,834
Northstar Realty Finance Corp. - Series C
Cumulative Preferred*	302,950	7,720,681
Northstar Realty Finance Corp. - Series D
Cumulative Preferred	11,400	287,850
Pebblebrook Hotel Trust - Series B Cumulative Preferred*	46,655	1,231,692
Pebblebrook Hotel Trust - Series A Cumulative Preferred*	105,158	2,755,665
Pennsylvania Real Estate Investment Trust - Series A
Cumulative Preferred*	193,248	5,085,321
Resource Capital Corp. - Cumulative Preferred	166,500	4,080,915
Retail Properties of America, Inc. - Series A
Cumulative Preferred*	80,082	2,061,311
STAG Industrial, Inc. - Series B Cumulative Preferred	19,403	478,478
Summit Hotel Properties - Series C Cumulative Preferred	10,086	255,277
Summit Hotel Properties - Series A Cumulative Preferred*	18,097	498,753
Sun Communities, Inc. - Series A Cumulative Preferred	10,619	274,501
Winthrop Realty Trust - Series D Cumulative Preferred*	90,000	2,295,000
		86,615,071
Industrials - 1.1%
Diana Shipping, Inc. - Series B Cumulative Preferred†	28,799	751,654
Safe Bulkers, Inc. - Series D Cumulative Preferred^†	55,000	1,356,575
		2,108,229
Telecommunication Services - 0.2%
Qwest Corp. - Senior Unsecured	16,000	380,960
TOTAL PREFERRED STOCKS
(Cost $97,601,794)		99,928,380

EXCHANGE-TRADED FUNDS - 0.7%
iPath S&P 500 VIX Short-Term Futures ETN^†	5,000	140,550
Direxion Daily 20-Year Treasury Bear 3X^	29,000	1,174,790
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,473,628)		1,315,340

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2014 (Unaudited)

CLOSED-END MUTUAL FUNDS - 0.8%	Shares	Value
Ares Capital Corp.	85,000	$1,457,750
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $1,440,779)		1,457,750

SHORT-TERM INVESTMENTS - 17.2%
MONEY MARKET FUNDS - 17.2%
Fidelity Institutional Money Market Portfolio -
Class I, 0.05% (b)	32,876,155	32,876,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,876,155)		32,876,155
TOTAL INVESTMENTS
(Cost $186,137,087) - 99.2%		189,942,002
Other Assets in Excess of Liabilities - 0.8%		1,516,202
TOTAL NET ASSETS - 100.0%		$191,458,204

Percentages are stated as a percent of net assets.
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 5.5%	Shares	Value
iShares Mortgage Real Estate Capped ETF	41,128	$530,140
iShares U.S. Preferred Stock ETF	1,202	48,128
iShares U.S. Real Estate ETF	95,000	7,049,000
Utilities Select Sector SPDR	67,000	2,899,760
TOTAL SECURITIES SOLD SHORT
(Proceeds $10,158,964) - 5.5%		$10,527,028

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2014 (Unaudited)

Assets:
Investments, at value (cost of $186,137,087)	$189,942,002
Deposits at brokers	12,059,431
Receivables:
Securities sold	1,161,010
Fund shares sold	1,104,272
Dividends and interest	636,617
Return of Capital	24,509
Prepaid expenses	52,618
Total assets	204,980,459
Liabilities:
Securities sold short (proceeds $10,158,964)	10,527,028
Payables:
Securities purchased	2,451,664
Fund shares redeemed	205,710
Advisory fee	146,485
Administration fee	52,387
Distribution fees	54,327
Service fees	18,566
Compliance expense	3,030
Custody fees	357
Transfer agent fees and expenses	27,620
Accrued expenses and other payables	35,081
Total liabilities	13,522,255
Net assets	$191,458,204
Net assets consist of:
Paid in capital	$187,666,393
Accumulated net investment income	1,525,952
Accumulated net realized loss on investments	(1,170,992)
Net unrealized appreciation (depreciation) on:
Investments	3,804,915
Securities sold short	(368,064)
Net assets	$191,458,204
Class A:
Net assets applicable to outstanding Class A shares	$49,415,236
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,902,320
Net asset value and redemption price per share	$25.98
Maximum offering price per share (net asset value divided by 95.00%)	$27.34
Class D:
Net assets applicable to outstanding Class D shares	$19,865,242
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	766,964
Net asset value, offering price and redemption price per share	$25.90
Class I:
Net assets applicable to outstanding Class I shares	$122,177,726
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	4,696,362
Net asset value, offering price and redemption price per share	$26.02

The accompanying notes are an integral part of these financial statements.

10

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2014 (Unaudited)

Investment income:
Dividends	$5,734,000
Interest	2,728
Total investment income	5,736,728
Expenses:
Investment advisory fees (Note 5)	707,692
Administration fees (Note 5)	86,008
Distribution fees (Note 6)
Distribution fees – Class A	38,667
Distribution fees – Class D	78,942
Service fees (Note 7)
Service fees – Class A	23,200
Service fees – Class D	11,842
Service fees – Class I	47,408
Transfer agent fees and expenses	43,584
Federal and state registration fees	26,220
Audit fees	7,763
Compliance expense	4,537
Legal fees	4,538
Reports to shareholders	3,680
Trustees’ fees and expenses	3,606
Custody fees	3,438
Other	51,242
Total expenses before dividends and interest on short positions	1,142,367
Dividends expense on short positions	93,425
Broker interest expense on short positions	53,036
Total expenses before recoupment by advisor	1,288,828
Expense recoupment by advisor (Note 5)	84,724
Net expenses	1,373,552
Net investment income	$4,363,176
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$(344,382)
Options	(102,688)
Securities sold short	(244,125)
Written options contracts	9,908
Net change in unrealized gain (loss) on:
Investments	2,687,494
Securities sold short	(297,378)
Net realized and unrealized gain (loss) on investments	1,708,829
Net increase in net assets resulting from operations	$6,072,005

The accompanying notes are an integral part of these financial statements.

11

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014*

Operations:
Net investment income	$4,363,176	$1,764,963
Net realized loss on investments	(681,287)	(237,713)
Net change in unrealized appreciation on investments	2,390,116	1,478,811
Net increase in net assets
resulting from operations	6,072,005	3,006,061

Distributions to Shareholders From:
Net investment income
Class A shares	(796,160)	(191,913)
Class D shares	(403,074)	(163,873)
Class I shares	(2,802,597)	(815,464)
Net realized gains
Class A shares	—	(19,240)
Class D shares	—	(16,357)
Class I shares	—	(77,577)
Total distributions	(4,001,831)	(1,284,424)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	35,170,139	14,693,309
Class D shares	7,421,226	12,167,861
Class I shares	77,988,141	73,732,251
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	705,724	186,605
Class D shares	333,786	161,069
Class I shares	2,684,149	862,603
Cost of shares redeemed
Class A shares	(1,262,685)	(741,701)
Class D shares	(574,128)	(60,036)
Class I shares	(32,319,889)	(3,482,031)
Net increase (decrease) in net assets
from capital share transactions	90,146,463	97,519,930
Total increase in net assets	92,216,637	99,241,567

Net Assets:
Beginning of period	99,241,567	—
End of period	$191,458,204	$99,241,567
Accumulated net investment income	$1,525,952	$593,713

*	The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Period Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014*

Changes in Shares Outstanding:
Shares sold
Class A shares	1,359,753	585,888
Class D shares	288,070	483,958
Class I shares	3,009,937	2,931,635
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	27,485	7,580
Class D shares	13,061	6,553
Class I shares	104,772	35,022
Shares redeemed
Class A shares	(48,823)	(29,563)
Class D shares	(22,287)	(2,391)
Class I shares	(1,245,071)	(139,933)
Net increase (decrease) in shares outstanding	3,486,897	3,878,749

*	The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

13

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Class A
	For the Six
	Months Ended		June 28, 2013
	August 31,		through
	2014		February 28,
	(Unaudited)		2014*
Net Asset Value - Beginning of Period	$25.57		$25.00
Income from Investment Operations:
Net investment income (loss)	0.59		0.65
Net realized and unrealized gain (loss) on investments	0.62		0.39
Total from investment operations	1.21		1.04
Less Distributions:
Dividends from net investment income	(0.80)		(0.43)
Distributions from net realized gains	—		(0.04)
Total distributions	(0.80)		(0.47)
Net Asset Value – End of Period	$25.98		$25.57
Total Return	4.83	%+	4.22	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$49,415		$14,421
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.96	%^	2.55	%^
After Recoupments/Reimbursements	2.07	%^	1.92	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.27	%^	0.02	%^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets:
Before Recoupments/Reimbursements	1.69	%^	2.53	%^
After Recoupments/Reimbursements	1.80	%^	1.90	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	6.41	%^	5.45	%^
After Recoupments/Reimbursements	6.30	%^	6.08	%^
Portfolio turnover rate	63	%+	119	%+

*	Commencement of operations for Class A shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

14

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Class D
	For the Six		September 27,
	Months Ended		2013
	August 31,		through
	2014		February 28,
	(Unaudited)		2014*
Net Asset Value - Beginning of Period	$25.51		$25.01
Income from Investment Operations:
Net investment income (loss)	0.88		0.53
Net realized and unrealized gain (loss) on investments	0.22		0.44
Total from investment operations	1.10		0.97
Less Distributions:
Dividends from net investment income	(0.71)		(0.43)
Distributions from net realized gains	—		(0.04)
Total distributions	(0.71)		(0.47)
Net Asset Value – End of Period	$25.90		$25.51
Total Return	4.38	%+	3.95	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$19,865		$12,450
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.69	%^	2.77	%^
After Recoupments/Reimbursements	2.82	%^	2.67	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.25	%^	0.02	%^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets:
Before Recoupments/Reimbursements	2.44	%^	2.75	%^
After Recoupments/Reimbursements	2.57	%^	2.65	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	5.49	%^	7.62	%^
After Recoupments/Reimbursements	5.36	%^	7.72	%^
Portfolio turnover rate	63	%+	119	%+

*	Commencement of operations for Class D shares was September 27, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

15

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout each period

Class I
	For the Six
	Months Ended		June 28, 2013
	August 31,		through
	2014		February 28,
	(Unaudited)		2014*
Net Asset Value - Beginning of Period	$25.60		$25.00
Income from Investment Operations:
Net investment income (loss)	0.75		0.59
Net realized and unrealized gain (loss) on investments	0.50		0.50
Total from investment operations	1.25		1.09
Less Distributions:
Dividends from net investment income	(0.83)		(0.45)
Distributions from net realized gains	—		(0.04)
Total distributions	(0.83)		(0.49)
Net Asset Value – End of Period	$26.02		$25.60
Total Return	4.98	%+	4.44	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$122,178		$72,370
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.63	%^	1.96	%^
After Recoupments/Reimbursements	1.75	%^	1.62	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.24	%^	0.02	%^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets:
Before Recoupments/Reimbursements	1.39	%^	1.94	%^
After Recoupments/Reimbursements	1.51	%^	1.60	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	6.38	%^	6.75	%^
After Recoupments/Reimbursements	6.26	%^	7.09	%^
Portfolio turnover rate	63	%+	119	%+

*	Commencement of operations for Class I shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

16

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda Income Opportunities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Income Opportunities Fund is to maximize current income with potential for modest growth of capital.  The Fund’s Class A and Class I shares commenced operations on June 28, 2013. The Fund’s Class D shares commenced operations on September 27, 2013.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

17

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
G.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase

18

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

19

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

I.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

J.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

K.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating

20

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended February 28, 2014, the Fund made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Income Opportunities Fund	—	—	—

L.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

21

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

22

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$1,069,339	$—	$—	$1,069,339
Total Common Stock	1,069,339	—	—	1,069,339
REITs	48,498,442	3,046,872	—	51,545,314
Convertible Preferred Stocks	1,749,724	—	—	1,749,724
Preferred Stocks	80,117,413	19,810,967	—	99,928,380
Exchange-Traded Funds	1,315,340	—	—	1,315,340
Closed-End Mutual Funds	1,457,750	—	—	1,457,750
Short-Term Investments	32,876,155	—	—	32,876,155
Total Investments in Securities	$167,084,163	$22,857,839	$—	$189,942,002
Securities Sold Short	$10,527,028	$—	$—	$10,527,028

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at August 31, 2014, the end of the reporting period.  The Income Opportunities Fund transferred $10,382,042 from level 2 to level 1 at August 31, 2014 because these securities were now being priced at the official close.  There were no level 3 securities held in the Fund on August 31, 2014.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and

23

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Orinda Income Opportunities Fund

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(300)	(9,908)
Options closed	—	—
Options expired	300	9,908
Options exercised	—	—
Outstanding at August 31, 2014	—	$—

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(102,688)	$9,908	$ —	$(92,780)
Total	$(102,688)	$9,908	$ —	$(92,780)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2014, Orinda Asset Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period ended August 31, 2014, the Fund incurred $707,692 in advisory fees.  Advisory fees payable at August 31, 2014 were $146,485.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

24

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Orinda Income Opportunities Fund
Class A	1.90%
Class D	2.65%
Class I	1.60%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended August 31, 2014, the Advisor recouped $84,724 in previously waived expenses.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	Total
Income Opportunities Fund	$11,000	$11,000

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the period ended August 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Orinda Income Opportunities Fund
Administration & fund accounting	$86,008
Custody	$3,438
Transfer agency(a)	$35,598
Chief Compliance Officer	$4,537

(a) Does not include out-of-pocket expenses.

At August 31, 2014, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

25

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Orinda Income Opportunities Fund
Administration & fund accounting	$52,387
Custody	$357
Transfer agency(a)	$22,942
Chief Compliance Officer	$3,030

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% for the Fund’s Class D shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2014, the Fund incurred distribution expenses of $38,667 on the Class A shares and $78,942 for the Class D shares pursuant to the Plan.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A and Class D shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the

26

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

Fund may reasonably request.  For the period ended August 31, 2014, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Orinda Income Opportunities Fund
Class A	$23,200
Class D	$11,842
Class I	$47,408

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended August 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Income Opportunities Fund	$143,826,981	$81,336,059

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Income
Opportunities
Fund
Cost of investments(a)	$97,509,341
Gross unrealized appreciation	2,478,573
Gross unrealized depreciation	(987,446)
Net unrealized appreciation	1,491,127
Undistributed ordinary income	593,713
Undistributed long-term capital gain	63,817
Total distributable earnings	657,530
Other accumulated gains/(losses)	(427,020)
Total accumulated earnings/(losses)	$1,721,637

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At February 28, 2014, the Fund had no tax basis capital losses to offset future capital gains.  $70,717 of other accumulated losses is attributable to depreciation on securities sold short.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be

27

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2014 (Unaudited)

utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2014 is as follows:

Year Ended
February 28, 2014
Ordinary income	$1,277,235
Long-term capital gains	7,189

At February 28, 2014, the Fund deferred, on a tax basis, post-October losses of:

Short Term
Loss Deferral
$356,303

NOTE 10 – OTHER TAX INFORMATION (Unaudited)

For the fiscal period ended February 28, 2014, 8.93% of dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Fund.  For shareholders of the Fund, 11.12% of the dividend income distributed for the fiscal period ended February 28, 2014 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The Fund designated 8.30% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

28

EXPENSE EXAMPLE
August 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2014 to August 31, 2014.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

29

EXPENSE EXAMPLE (Continued)
August 31, 2014 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/14	8/31/14	3/1/14 – 8/31/14
Actual
Class A	$1,000.00	$1,048.30	$10.74
Class D	$1,000.00	$1,029.48	$12.16
Class I	$1,000.00	$1,049.80	$ 9.14

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,014.72	$10.56
Class D	$1,000.00	$1,006.78	$12.02
Class I	$1,000.00	$1,016.28	$ 9.00

(1)
Expenses are equal to the Class A, Class D, and Class I fund shares’ annualized expense ratios of 2.08%, 2.84%, and 1.77%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

30

NOTICE TO SHAREHOLDERS
at August 31, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

31

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 6, 2014

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     November 6, 2014

* Print the name and title of each signing officer under his or her signature.